Shareholder Report	12 Months Ended
	Sep. 30, 2024 USD ($) Holding	Sep. 30, 2023
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	CALVERT IMPACT FUND INC
Entity Central Index Key	0001121624
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000047593
Shareholder Report [Line Items]
Fund Name	Calvert Global Energy Solutions Fund
Class Name	Class A
Trading Symbol	CGAEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Global Energy Solutions Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$132	1.24%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI ACWI Index (the Index):

↓ Not owning NVIDIA Corp., one of the leading contributors to global equity markets during the period, detracted from performance relative to the Index

↓ Owning Energy Absolute PCL, a renewable energy producer based in Thailand, detracted from returns after regulators alleged fraud by top executives

↓ An overweight position in SolarEdge Technologies, Inc., an energy technology company, hampered Index-relative returns as high interest rates cut into sales

↓ Owning Array Technologies, Inc., an energy technology provider, detracted from relative returns after it lowered its revenue expectations during the period

↑ A position in Siemens Energy AG contributed to relative returns based on strong revenue growth and rising demand for its grid technologies and gas services

↑ Owning Trane Technologies Plc., an energy efficiency company, helped Index-relative returns as the company reported growth in revenues, sales, and earnings

↑ Owning Siemens AG, a Siemens subsidiary based in India, helped performance as rising demand for energy technology led to an increase in revenues and profits

↑ Owning Suzlon Energy Ltd., a wind turbine manufacturer based in India, helped relative returns as it won an order for India’s largest wind energy project

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with Maximum Sales Charge	MSCI ACWI Index	Calvert Global Energy Research Spliced Benchmark
9/14	$9,475	$10,000	$10,000
10/14	$9,382	$10,070	$9,637
11/14	$9,248	$10,239	$9,477
12/14	$8,888	$10,041	$9,008
1/15	$8,501	$9,884	$8,667
2/15	$9,342	$10,435	$9,508
3/15	$9,448	$10,273	$9,494
4/15	$9,769	$10,571	$10,086
5/15	$9,622	$10,557	$10,276
6/15	$9,261	$10,309	$9,915
7/15	$8,808	$10,398	$9,466
8/15	$8,087	$9,685	$8,635
9/15	$7,687	$9,334	$8,268
10/15	$8,447	$10,067	$8,805
11/15	$8,274	$9,984	$8,878
12/15	$8,612	$9,804	$9,118
1/16	$7,849	$9,213	$8,196
2/16	$7,849	$9,149	$8,372
3/16	$8,398	$9,827	$8,991
4/16	$8,398	$9,972	$8,969
5/16	$8,291	$9,985	$8,813
6/16	$7,930	$9,924	$8,621
7/16	$8,210	$10,352	$8,987
8/16	$8,184	$10,387	$9,096
9/16	$8,331	$10,451	$9,183
10/16	$7,890	$10,273	$8,881
11/16	$7,769	$10,351	$8,766
12/16	$7,946	$10,575	$9,018
1/17	$8,230	$10,864	$9,346
2/17	$8,405	$11,169	$9,551
3/17	$8,513	$11,305	$9,666
4/17	$8,743	$11,482	$9,934
5/17	$8,986	$11,735	$10,222
6/17	$9,135	$11,789	$10,397
7/17	$9,378	$12,118	$10,681
8/17	$9,419	$12,164	$10,738
9/17	$9,770	$12,399	$11,152
10/17	$10,149	$12,657	$11,601
11/17	$10,095	$12,902	$11,550
12/17	$10,283	$13,110	$11,810
1/18	$10,666	$13,850	$12,268
2/18	$10,078	$13,268	$11,616
3/18	$9,982	$12,984	$11,429
4/18	$9,900	$13,108	$11,410
5/18	$9,996	$13,124	$11,507
6/18	$9,545	$13,053	$10,979
7/18	$9,777	$13,447	$11,247
8/18	$9,695	$13,552	$11,172
9/18	$9,503	$13,611	$10,978
10/18	$8,560	$12,591	$9,848
11/18	$8,861	$12,776	$10,199
12/18	$8,260	$11,876	$9,503
1/19	$9,178	$12,813	$10,591
2/19	$9,498	$13,156	$11,001
3/19	$9,401	$13,322	$10,881
4/19	$9,804	$13,771	$11,365
5/19	$9,136	$12,954	$10,582
6/19	$9,846	$13,803	$11,434
7/19	$9,693	$13,843	$11,345
8/19	$9,540	$13,515	$11,101
9/19	$9,846	$13,799	$11,473
10/19	$10,166	$14,177	$11,871
11/19	$10,430	$14,523	$12,196
12/19	$10,999	$15,034	$12,903
1/20	$10,859	$14,868	$12,793
2/20	$10,452	$13,667	$12,188
3/20	$8,415	$11,822	$9,852
4/20	$9,496	$13,089	$11,145
5/20	$10,114	$13,658	$11,829
6/20	$10,747	$14,094	$12,581
7/20	$11,870	$14,840	$13,967
8/20	$13,247	$15,748	$15,617
9/20	$13,402	$15,240	$15,769
10/20	$13,500	$14,870	$15,899
11/20	$15,987	$16,703	$18,915
12/20	$17,725	$17,478	$20,988
1/21	$18,177	$17,399	$21,640
2/21	$17,795	$17,802	$21,199
3/21	$17,908	$18,277	$21,331
4/21	$18,021	$19,076	$21,529
5/21	$18,205	$19,373	$21,777
6/21	$18,573	$19,628	$22,197
7/21	$18,729	$19,764	$22,402
8/21	$18,997	$20,258	$22,772
9/21	$18,092	$19,421	$21,750
10/21	$19,577	$20,413	$23,505
11/21	$18,884	$19,921	$22,658
12/21	$18,877	$20,718	$22,713
1/22	$17,161	$19,701	$20,522
2/22	$17,388	$19,192	$20,935
3/22	$17,643	$19,607	$21,369
4/22	$16,026	$18,038	$19,434
5/22	$16,593	$18,059	$19,998
6/22	$15,019	$16,537	$18,106
7/22	$16,650	$17,692	$20,112
8/22	$16,054	$17,040	$19,538
9/22	$13,984	$15,409	$17,045
10/22	$14,608	$16,339	$17,754
11/22	$16,494	$17,606	$19,795
12/22	$15,544	$16,913	$18,935
1/23	$17,014	$18,126	$20,683
2/23	$16,315	$17,606	$19,973
3/23	$16,872	$18,149	$20,586
4/23	$16,515	$18,410	$20,170
5/23	$16,315	$18,213	$19,926
6/23	$17,114	$19,270	$20,921
7/23	$17,671	$19,976	$21,686
8/23	$16,243	$19,418	$19,941
9/23	$15,016	$18,615	$18,467
10/23	$13,674	$18,055	$16,734
11/23	$15,130	$19,721	$18,599
12/23	$16,380	$20,669	$20,141
1/24	$14,984	$20,790	$18,543
2/24	$15,243	$21,682	$18,755
3/24	$15,877	$22,363	$19,565
4/24	$15,330	$21,625	$18,973
5/24	$16,683	$22,503	$20,516
6/24	$15,632	$23,004	$19,302
7/24	$16,121	$23,375	$19,912
8/24	$16,237	$23,969	$20,075
9/24	$17,050	$24,526	$21,138

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class A	13.50%	11.59%	6.04%
Class A with 5.25% Maximum Sales Charge	7.57%	10.40%	5.48%
MSCI ACWI Index (net of foreign withholding taxes)	31.76%	12.18%	9.38%
Calvert Global Energy Research Spliced BenchmarkFootnote Reference2	14.46%	12.99%	7.77%

Material Change Date		Sep. 30, 2023
AssetsNet	$ 159,051,787
Holdings Count | Holding	180
Advisory Fees Paid, Amount	$ 792,263
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$159,051,787
# of Portfolio Holdings	180
Portfolio Turnover Rate	41%
Total Advisory Fees Paid	$792,263

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	23.4%
South Korea	3.3%
Taiwan	3.6%
United Kingdom	3.9%
Spain	4.8%
France	4.9%
Japan	4.9%
China	5.3%
Canada	5.4%
Germany	6.9%
United States	33.6%

Top Ten Holdings (% of total investments)Footnote Referencea

Tesla, Inc.	0.9%
NIO, Inc.	0.8%
Orsted AS	0.8%
SSE PLC	0.8%
EDP SA	0.8%
Brookfield Renewable Partners LP	0.8%
XPENG, Inc.	0.7%
Brookfield Renewable Corp., Class A	0.7%
EDP Renovaveis SA	0.7%
Siemens AG	0.7%
Total	7.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at www.eatonvance.com/calvert-fund-documents.php or upon request by contacting us at 1-800-368-2745.

Effective July 1, 2024, the Fund is managed by a team comprised of Jennifer Mihara, Thomas C. Seto and Gordon Wotherspoon. Prior to July 1, 2024, the Fund was managed by Thomas C. Seto who intends to retire after December 31, 2024.

Material Fund Change Risks Change [Text Block]

Effective July 1, 2024, the Fund is managed by a team comprised of Jennifer Mihara, Thomas C. Seto and Gordon Wotherspoon. Prior to July 1, 2024, the Fund was managed by Thomas C. Seto who intends to retire after December 31, 2024.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at www.eatonvance.com/calvert-fund-documents.php or upon request by contacting us at 1-800-368-2745.

Updated Prospectus Phone Number	1-800-368-2745
C000047595
Shareholder Report [Line Items]
Fund Name	Calvert Global Energy Solutions Fund
Class Name	Class C
Trading Symbol	CGACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Global Energy Solutions Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$212	1.99%

Expenses Paid, Amount	$ 212
Expense Ratio, Percent	1.99%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI ACWI Index (the Index):

↓ Not owning NVIDIA Corp., one of the leading contributors to global equity markets during the period, detracted from performance relative to the Index

↓ Owning Energy Absolute PCL, a renewable energy producer based in Thailand, detracted from returns after regulators alleged fraud by top executives

↓ An overweight position in SolarEdge Technologies, Inc., an energy technology company, hampered Index-relative returns as high interest rates cut into sales

↓ Owning Array Technologies, Inc., an energy technology provider, detracted from relative returns after it lowered its revenue expectations during the period

↑ A position in Siemens Energy AG contributed to relative returns based on strong revenue growth and rising demand for its grid technologies and gas services

↑ Owning Trane Technologies Plc., an energy efficiency company, helped Index-relative returns as the company reported growth in revenues, sales, and earnings

↑ Owning Siemens AG, a Siemens subsidiary based in India, helped performance as rising demand for energy technology led to an increase in revenues and profits

↑ Owning Suzlon Energy Ltd., a wind turbine manufacturer based in India, helped relative returns as it won an order for India’s largest wind energy project

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class C	MSCI ACWI Index	Calvert Global Energy Research Spliced Benchmark
9/14	$10,000	$10,000	$10,000
10/14	$9,896	$10,070	$9,637
11/14	$9,748	$10,239	$9,477
12/14	$9,363	$10,041	$9,008
1/15	$8,933	$9,884	$8,667
2/15	$9,822	$10,435	$9,508
3/15	$9,926	$10,273	$9,494
4/15	$10,252	$10,571	$10,086
5/15	$10,074	$10,557	$10,276
6/15	$9,704	$10,309	$9,915
7/15	$9,215	$10,398	$9,466
8/15	$8,459	$9,685	$8,635
9/15	$8,030	$9,334	$8,268
10/15	$8,815	$10,067	$8,805
11/15	$8,622	$9,984	$8,878
12/15	$8,978	$9,804	$9,118
1/16	$8,163	$9,213	$8,196
2/16	$8,178	$9,149	$8,372
3/16	$8,726	$9,827	$8,991
4/16	$8,726	$9,972	$8,969
5/16	$8,607	$9,985	$8,813
6/16	$8,222	$9,924	$8,621
7/16	$8,519	$10,352	$8,987
8/16	$8,489	$10,387	$9,096
9/16	$8,622	$10,451	$9,183
10/16	$8,178	$10,273	$8,881
11/16	$8,044	$10,351	$8,766
12/16	$8,224	$10,575	$9,018
1/17	$8,506	$10,864	$9,346
2/17	$8,669	$11,169	$9,551
3/17	$8,788	$11,305	$9,666
4/17	$9,010	$11,482	$9,934
5/17	$9,263	$11,735	$10,222
6/17	$9,411	$11,789	$10,397
7/17	$9,649	$12,118	$10,681
8/17	$9,693	$12,164	$10,738
9/17	$10,035	$12,399	$11,152
10/17	$10,421	$12,657	$11,601
11/17	$10,361	$12,902	$11,550
12/17	$10,553	$13,110	$11,810
1/18	$10,941	$13,850	$12,268
2/18	$10,329	$13,268	$11,616
3/18	$10,225	$12,984	$11,429
4/18	$10,120	$13,108	$11,410
5/18	$10,225	$13,124	$11,507
6/18	$9,747	$13,053	$10,979
7/18	$9,986	$13,447	$11,247
8/18	$9,896	$13,552	$11,172
9/18	$9,702	$13,611	$10,978
10/18	$8,717	$12,591	$9,848
11/18	$9,030	$12,776	$10,199
12/18	$8,413	$11,876	$9,503
1/19	$9,346	$12,813	$10,591
2/19	$9,662	$13,156	$11,001
3/19	$9,557	$13,322	$10,881
4/19	$9,963	$13,771	$11,365
5/19	$9,271	$12,954	$10,582
6/19	$9,978	$13,803	$11,434
7/19	$9,828	$13,843	$11,345
8/19	$9,662	$13,515	$11,101
9/19	$9,978	$13,799	$11,473
10/19	$10,294	$14,177	$11,871
11/19	$10,550	$14,523	$12,196
12/19	$11,132	$15,034	$12,903
1/20	$10,966	$14,868	$12,793
2/20	$10,543	$13,667	$12,188
3/20	$8,489	$11,822	$9,852
4/20	$9,577	$13,089	$11,145
5/20	$10,196	$13,658	$11,829
6/20	$10,830	$14,094	$12,581
7/20	$11,948	$14,840	$13,967
8/20	$13,338	$15,748	$15,617
9/20	$13,474	$15,240	$15,769
10/20	$13,564	$14,870	$15,899
11/20	$16,057	$16,703	$18,915
12/20	$17,787	$17,478	$20,988
1/21	$18,226	$17,399	$21,640
2/21	$17,833	$17,802	$21,199
3/21	$17,939	$18,277	$21,331
4/21	$18,030	$19,076	$21,529
5/21	$18,211	$19,373	$21,777
6/21	$18,559	$19,628	$22,197
7/21	$18,710	$19,764	$22,402
8/21	$18,967	$20,258	$22,772
9/21	$18,045	$19,421	$21,750
10/21	$19,527	$20,413	$23,505
11/21	$18,816	$19,921	$22,658
12/21	$18,786	$20,718	$22,713
1/22	$17,077	$19,701	$20,522
2/22	$17,288	$19,192	$20,935
3/22	$17,530	$19,607	$21,369
4/22	$15,912	$18,038	$19,434
5/22	$16,472	$18,059	$19,998
6/22	$14,899	$16,537	$18,106
7/22	$16,502	$17,692	$20,112
8/22	$15,897	$17,040	$19,538
9/22	$13,840	$15,409	$17,045
10/22	$14,460	$16,339	$17,754
11/22	$16,305	$17,606	$19,795
12/22	$15,368	$16,913	$18,935
1/23	$16,804	$18,126	$20,683
2/23	$16,109	$17,606	$19,973
3/23	$16,638	$18,149	$20,586
4/23	$16,290	$18,410	$20,170
5/23	$16,078	$18,213	$19,926
6/23	$16,850	$19,270	$20,921
7/23	$17,394	$19,976	$21,686
8/23	$15,973	$19,418	$19,941
9/23	$14,762	$18,615	$18,467
10/23	$13,431	$18,055	$16,734
11/23	$14,853	$19,721	$18,599
12/23	$16,075	$20,669	$20,141
1/24	$14,697	$20,790	$18,543
2/24	$14,924	$21,682	$18,755
3/24	$15,545	$22,363	$19,565
4/24	$15,000	$21,625	$18,973
5/24	$16,302	$22,503	$20,516
6/24	$15,272	$23,004	$19,302
7/24	$15,757	$23,375	$19,912
8/24	$15,848	$23,969	$20,075
9/24	$16,867	$24,526	$21,138

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class C	12.58%	10.73%	5.36%
Class C with 1% Maximum Deferred Sales Charge	11.58%	10.73%	5.36%
MSCI ACWI Index (net of foreign withholding taxes)	31.76%	12.18%	9.38%
Calvert Global Energy Research Spliced BenchmarkFootnote Reference2	14.46%	12.99%	7.77%

Material Change Date		Sep. 30, 2023
AssetsNet	$ 159,051,787
Holdings Count | Holding	180
Advisory Fees Paid, Amount	$ 792,263
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$159,051,787
# of Portfolio Holdings	180
Portfolio Turnover Rate	41%
Total Advisory Fees Paid	$792,263

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	23.4%
South Korea	3.3%
Taiwan	3.6%
United Kingdom	3.9%
Spain	4.8%
France	4.9%
Japan	4.9%
China	5.3%
Canada	5.4%
Germany	6.9%
United States	33.6%

Top Ten Holdings (% of total investments)Footnote Referencea

Tesla, Inc.	0.9%
NIO, Inc.	0.8%
Orsted AS	0.8%
SSE PLC	0.8%
EDP SA	0.8%
Brookfield Renewable Partners LP	0.8%
XPENG, Inc.	0.7%
Brookfield Renewable Corp., Class A	0.7%
EDP Renovaveis SA	0.7%
Siemens AG	0.7%
Total	7.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at www.eatonvance.com/calvert-fund-documents.php or upon request by contacting us at 1-800-368-2745.

Effective July 1, 2024, the Fund is managed by a team comprised of Jennifer Mihara, Thomas C. Seto and Gordon Wotherspoon. Prior to July 1, 2024, the Fund was managed by Thomas C. Seto who intends to retire after December 31, 2024.

Material Fund Change Risks Change [Text Block]

Effective July 1, 2024, the Fund is managed by a team comprised of Jennifer Mihara, Thomas C. Seto and Gordon Wotherspoon. Prior to July 1, 2024, the Fund was managed by Thomas C. Seto who intends to retire after December 31, 2024.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at www.eatonvance.com/calvert-fund-documents.php or upon request by contacting us at 1-800-368-2745.

Updated Prospectus Phone Number	1-800-368-2745
C000047596
Shareholder Report [Line Items]
Fund Name	Calvert Global Energy Solutions Fund
Class Name	Class I
Trading Symbol	CAEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Global Energy Solutions Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$106	0.99%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI ACWI Index (the Index):

↓ Not owning NVIDIA Corp., one of the leading contributors to global equity markets during the period, detracted from performance relative to the Index

↓ Owning Energy Absolute PCL, a renewable energy producer based in Thailand, detracted from returns after regulators alleged fraud by top executives

↓ An overweight position in SolarEdge Technologies, Inc., an energy technology company, hampered Index-relative returns as high interest rates cut into sales

↓ Owning Array Technologies, Inc., an energy technology provider, detracted from relative returns after it lowered its revenue expectations during the period

↑ A position in Siemens Energy AG contributed to relative returns based on strong revenue growth and rising demand for its grid technologies and gas services

↑ Owning Trane Technologies Plc., an energy efficiency company, helped Index-relative returns as the company reported growth in revenues, sales, and earnings

↑ Owning Siemens AG, a Siemens subsidiary based in India, helped performance as rising demand for energy technology led to an increase in revenues and profits

↑ Owning Suzlon Energy Ltd., a wind turbine manufacturer based in India, helped relative returns as it won an order for India’s largest wind energy project

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	MSCI ACWI Index	Calvert Global Energy Research Spliced Benchmark
9/14	$1,000,000	$1,000,000	$1,000,000
10/14	$990,291	$1,007,043	$963,746
11/14	$976,422	$1,023,889	$947,692
12/14	$938,974	$1,004,127	$900,751
1/15	$898,752	$988,432	$866,738
2/15	$987,517	$1,043,460	$950,753
3/15	$1,000,000	$1,027,288	$949,397
4/15	$1,033,285	$1,057,098	$1,008,612
5/15	$1,018,027	$1,055,718	$1,027,584
6/15	$981,968	$1,030,863	$991,520
7/15	$933,425	$1,039,816	$946,648
8/15	$857,139	$968,536	$863,550
9/15	$815,529	$933,447	$826,809
10/15	$895,972	$1,006,706	$880,536
11/15	$877,943	$998,395	$887,809
12/15	$913,512	$980,390	$911,775
1/16	$832,496	$921,262	$819,633
2/16	$833,892	$914,921	$837,165
3/16	$892,557	$982,726	$899,098
4/16	$892,560	$997,232	$896,913
5/16	$881,388	$998,492	$881,332
6/16	$843,676	$992,443	$862,061
7/16	$873,010	$1,035,214	$898,748
8/16	$871,613	$1,038,695	$909,640
9/16	$886,975	$1,045,061	$918,291
10/16	$840,879	$1,027,323	$888,139
11/16	$828,308	$1,035,131	$876,552
12/16	$847,402	$1,057,491	$901,827
1/17	$877,259	$1,086,406	$934,616
2/17	$895,745	$1,116,881	$955,104
3/17	$908,540	$1,130,545	$966,576
4/17	$932,714	$1,148,164	$993,399
5/17	$958,307	$1,173,519	$1,022,192
6/17	$975,369	$1,178,855	$1,039,709
7/17	$1,000,964	$1,211,800	$1,068,142
8/17	$1,006,648	$1,216,443	$1,073,789
9/17	$1,043,616	$1,239,945	$1,115,229
10/17	$1,083,429	$1,265,692	$1,160,098
11/17	$1,077,745	$1,290,194	$1,155,030
12/17	$1,098,550	$1,310,994	$1,180,953
1/18	$1,140,362	$1,384,956	$1,226,775
2/18	$1,078,368	$1,326,790	$1,161,571
3/18	$1,068,278	$1,298,388	$1,142,926
4/18	$1,059,630	$1,310,787	$1,140,988
5/18	$1,069,718	$1,312,423	$1,150,713
6/18	$1,022,144	$1,305,316	$1,097,932
7/18	$1,048,096	$1,344,680	$1,124,742
8/18	$1,039,449	$1,355,245	$1,117,173
9/18	$1,019,264	$1,361,143	$1,097,826
10/18	$916,907	$1,259,140	$984,751
11/18	$951,509	$1,277,556	$1,019,902
12/18	$886,837	$1,187,572	$950,298
1/19	$985,372	$1,281,342	$1,059,146
2/19	$1,019,200	$1,315,614	$1,100,141
3/19	$1,008,904	$1,332,159	$1,088,053
4/19	$1,053,028	$1,377,141	$1,136,464
5/19	$980,965	$1,295,450	$1,058,225
6/19	$1,057,442	$1,380,276	$1,143,400
7/19	$1,041,263	$1,384,320	$1,134,546
8/19	$1,025,086	$1,351,481	$1,110,133
9/19	$1,058,912	$1,379,918	$1,147,273
10/19	$1,094,210	$1,417,685	$1,187,127
11/19	$1,122,157	$1,452,292	$1,219,611
12/19	$1,183,774	$1,503,435	$1,290,299
1/20	$1,168,882	$1,486,828	$1,279,330
2/20	$1,124,216	$1,366,737	$1,218,836
3/20	$905,326	$1,182,223	$985,199
4/20	$1,022,961	$1,308,869	$1,114,514
5/20	$1,089,964	$1,365,793	$1,182,891
6/20	$1,158,459	$1,409,434	$1,258,059
7/20	$1,279,073	$1,483,974	$1,396,734
8/20	$1,427,970	$1,574,801	$1,561,716
9/20	$1,444,345	$1,524,025	$1,576,948
10/20	$1,456,261	$1,486,978	$1,589,881
11/20	$1,724,276	$1,670,267	$1,891,495
12/20	$1,911,826	$1,747,816	$2,098,781
1/21	$1,961,396	$1,739,867	$2,164,011
2/21	$1,920,855	$1,780,169	$2,119,936
3/21	$1,932,867	$1,827,716	$2,133,079
4/21	$1,944,880	$1,907,628	$2,152,915
5/21	$1,965,904	$1,937,315	$2,177,739
6/21	$2,004,946	$1,962,847	$2,219,721
7/21	$2,022,959	$1,976,370	$2,240,216
8/21	$2,052,995	$2,025,837	$2,277,195
9/21	$1,953,875	$1,942,150	$2,174,976
10/21	$2,116,072	$2,041,284	$2,350,475
11/21	$2,040,980	$1,992,129	$2,265,757
12/21	$2,040,612	$2,071,815	$2,271,306
1/22	$1,856,474	$1,970,063	$2,052,202
2/22	$1,880,623	$1,919,182	$2,093,537
3/22	$1,907,791	$1,960,750	$2,136,908
4/22	$1,734,219	$1,803,808	$1,943,413
5/22	$1,796,101	$1,805,919	$1,999,796
6/22	$1,625,547	$1,653,686	$1,810,554
7/22	$1,802,138	$1,769,167	$2,011,166
8/22	$1,738,747	$1,704,036	$1,953,752
9/22	$1,513,857	$1,540,910	$1,704,537
10/22	$1,581,776	$1,633,899	$1,775,394
11/22	$1,787,045	$1,760,630	$1,979,475
12/22	$1,685,094	$1,691,347	$1,893,486
1/23	$1,844,927	$1,812,578	$2,068,276
2/23	$1,768,816	$1,760,629	$1,997,299
3/23	$1,829,705	$1,814,914	$2,058,622
4/23	$1,791,650	$1,840,999	$2,017,036
5/23	$1,770,339	$1,821,281	$1,992,631
6/23	$1,857,105	$1,927,026	$2,092,129
7/23	$1,919,516	$1,997,570	$2,168,602
8/23	$1,762,727	$1,941,751	$1,994,075
9/23	$1,630,295	$1,861,458	$1,846,709
10/23	$1,485,684	$1,805,489	$1,673,357
11/23	$1,643,995	$1,972,129	$1,859,884
12/23	$1,780,329	$2,066,858	$2,014,074
1/24	$1,629,532	$2,078,974	$1,854,294
2/24	$1,655,690	$2,168,190	$1,875,529
3/24	$1,726,473	$2,236,264	$1,956,527
4/24	$1,666,461	$2,162,483	$1,897,274
5/24	$1,814,181	$2,250,309	$2,051,583
6/24	$1,700,314	$2,300,429	$1,930,163
7/24	$1,754,170	$2,337,529	$1,991,225
8/24	$1,766,480	$2,396,894	$2,007,461
9/24	$1,855,696	$2,452,576	$2,113,793

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	13.83%	11.86%	6.37%
MSCI ACWI Index (net of foreign withholding taxes)	31.76%	12.18%	9.38%
Calvert Global Energy Research Spliced BenchmarkFootnote Reference2	14.46%	12.99%	7.77%

Material Change Date		Sep. 30, 2023
AssetsNet	$ 159,051,787
Holdings Count | Holding	180
Advisory Fees Paid, Amount	$ 792,263
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$159,051,787
# of Portfolio Holdings	180
Portfolio Turnover Rate	41%
Total Advisory Fees Paid	$792,263

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	23.4%
South Korea	3.3%
Taiwan	3.6%
United Kingdom	3.9%
Spain	4.8%
France	4.9%
Japan	4.9%
China	5.3%
Canada	5.4%
Germany	6.9%
United States	33.6%

Top Ten Holdings (% of total investments)Footnote Referencea

Tesla, Inc.	0.9%
NIO, Inc.	0.8%
Orsted AS	0.8%
SSE PLC	0.8%
EDP SA	0.8%
Brookfield Renewable Partners LP	0.8%
XPENG, Inc.	0.7%
Brookfield Renewable Corp., Class A	0.7%
EDP Renovaveis SA	0.7%
Siemens AG	0.7%
Total	7.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at www.eatonvance.com/calvert-fund-documents.php or upon request by contacting us at 1-800-368-2745.

Effective July 1, 2024, the Fund is managed by a team comprised of Jennifer Mihara, Thomas C. Seto and Gordon Wotherspoon. Prior to July 1, 2024, the Fund was managed by Thomas C. Seto who intends to retire after December 31, 2024.

Material Fund Change Risks Change [Text Block]

Effective July 1, 2024, the Fund is managed by a team comprised of Jennifer Mihara, Thomas C. Seto and Gordon Wotherspoon. Prior to July 1, 2024, the Fund was managed by Thomas C. Seto who intends to retire after December 31, 2024.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at www.eatonvance.com/calvert-fund-documents.php or upon request by contacting us at 1-800-368-2745.

Updated Prospectus Phone Number	1-800-368-2745
C000070983
Shareholder Report [Line Items]
Fund Name	Calvert Global Water Fund
Class Name	Class A
Trading Symbol	CFWAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Global Water Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$144	1.24%

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI ACWI Index (the Index):

↓ Not owning shares of NVIDIA Corp., which appreciated 179.24% during the period riding the crest of the artificial intelligence wave, hurt relative returns

↓ An overweight exposure to Orbia Advance Corp., a water infrastructure company, hampered returns as its earnings and revenues fell during the period

↓ Not owning shares of technology giant Meta Platforms ― owner of Facebook and other popular brands ― which appreciated 91.08% during the period, hurt returns

↓ An allocation to Energy Recovery, Inc., a water technology firm, detracted from Index-relative returns on the basis of lower revenues and negative earnings

↑ An overweight position in Hawkins, Inc., a provider of water treatment chemicals and equipment, contributed to returns as it reported strong earnings

↑ An overweight position in Organo Corp., a Japanese manufacturer of water purifiers and electrical equipment, helped returns as it reported strong profits

↑ An overweight position in Mueller Industries, Inc., a provider of piping and plumbing systems, contributed to returns on the basis of its sales growth

↑ Reliance Worldwide Corp., Ltd., a water technology business, helped returns as improved margins in the U.S. and solid cash flows led to better-than-expected earnings

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with Maximum Sales Charge	MSCI ACWI Index	Calvert Global Water Research Spliced Benchmark
9/14	$9,475	$10,000	$10,000
10/14	$9,601	$10,070	$10,304
11/14	$9,325	$10,239	$10,266
12/14	$9,126	$10,041	$10,201
1/15	$8,590	$9,884	$9,986
2/15	$9,209	$10,435	$10,282
3/15	$9,105	$10,273	$10,128
4/15	$9,433	$10,571	$10,624
5/15	$9,245	$10,557	$10,567
6/15	$8,980	$10,309	$10,288
7/15	$8,668	$10,398	$10,083
8/15	$8,226	$9,685	$9,576
9/15	$7,737	$9,334	$9,556
10/15	$8,350	$10,067	$10,218
11/15	$8,465	$9,984	$10,357
12/15	$7,962	$9,804	$10,086
1/16	$7,515	$9,213	$9,889
2/16	$7,634	$9,149	$9,970
3/16	$8,347	$9,827	$10,777
4/16	$8,675	$9,972	$11,246
5/16	$8,670	$9,985	$11,327
6/16	$8,821	$9,924	$11,516
7/16	$9,029	$10,352	$11,826
8/16	$9,065	$10,387	$11,865
9/16	$9,216	$10,451	$12,069
10/16	$8,894	$10,273	$11,657
11/16	$9,065	$10,351	$11,897
12/16	$9,076	$10,575	$11,997
1/17	$9,294	$10,864	$12,320
2/17	$9,476	$11,169	$12,577
3/17	$9,612	$11,305	$12,750
4/17	$9,804	$11,482	$13,022
5/17	$9,820	$11,735	$13,052
6/17	$9,872	$11,789	$13,118
7/17	$10,122	$12,118	$13,463
8/17	$9,987	$12,164	$13,286
9/17	$10,366	$12,399	$13,816
10/17	$10,523	$12,657	$14,028
11/17	$10,772	$12,902	$14,388
12/17	$10,789	$13,110	$14,457
1/18	$10,999	$13,850	$14,757
2/18	$10,390	$13,268	$13,967
3/18	$10,448	$12,984	$14,002
4/18	$10,448	$13,108	$14,059
5/18	$10,490	$13,124	$14,099
6/18	$10,348	$13,053	$13,957
7/18	$10,668	$13,447	$14,386
8/18	$10,595	$13,552	$14,331
9/18	$10,506	$13,611	$14,225
10/18	$9,639	$12,591	$13,041
11/18	$9,860	$12,776	$13,328
12/18	$9,319	$11,876	$12,615
1/19	$10,091	$12,813	$13,746
2/19	$10,415	$13,156	$14,214
3/19	$10,405	$13,322	$14,193
4/19	$10,783	$13,771	$14,708
5/19	$10,091	$12,954	$13,773
6/19	$10,926	$13,803	$14,952
7/19	$10,905	$13,843	$14,990
8/19	$10,735	$13,515	$14,717
9/19	$11,017	$13,799	$15,106
10/19	$11,512	$14,177	$15,817
11/19	$11,522	$14,523	$15,841
12/19	$11,930	$15,034	$16,444
1/20	$11,796	$14,868	$16,310
2/20	$10,937	$13,667	$15,016
3/20	$9,199	$11,822	$12,706
4/20	$9,977	$13,089	$13,795
5/20	$10,524	$13,658	$14,502
6/20	$10,674	$14,094	$14,723
7/20	$11,163	$14,840	$15,454
8/20	$11,700	$15,748	$16,234
9/20	$11,630	$15,240	$16,122
10/20	$11,630	$14,870	$16,131
11/20	$12,988	$16,703	$18,090
12/20	$13,694	$17,478	$19,065
1/21	$13,564	$17,399	$18,934
2/21	$13,986	$17,802	$19,525
3/21	$14,592	$18,277	$20,380
4/21	$15,224	$19,076	$21,294
5/21	$15,451	$19,373	$21,614
6/21	$15,397	$19,628	$21,562
7/21	$15,911	$19,764	$22,303
8/21	$16,420	$20,258	$23,061
9/21	$15,473	$19,421	$21,794
10/21	$16,149	$20,413	$22,716
11/21	$15,944	$19,921	$22,430
12/21	$16,788	$20,718	$23,679
1/22	$15,467	$19,701	$21,747
2/22	$15,047	$19,192	$21,250
3/22	$15,036	$19,607	$21,331
4/22	$13,911	$18,038	$19,745
5/22	$13,911	$18,059	$19,688
6/22	$12,846	$16,537	$18,159
7/22	$14,031	$17,692	$19,843
8/22	$13,283	$17,040	$18,888
9/22	$11,973	$15,409	$17,039
10/22	$12,928	$16,339	$18,377
11/22	$14,069	$17,606	$19,838
12/22	$13,495	$16,913	$19,190
1/23	$14,664	$18,126	$20,830
2/23	$14,337	$17,606	$20,465
3/23	$14,548	$18,149	$20,730
4/23	$14,559	$18,410	$20,760
5/23	$14,309	$18,213	$20,390
6/23	$15,140	$19,270	$21,606
7/23	$15,539	$19,976	$22,247
8/23	$14,963	$19,418	$21,444
9/23	$13,888	$18,615	$19,935
10/23	$13,412	$18,055	$19,188
11/23	$14,875	$19,721	$21,364
12/23	$15,965	$20,669	$22,954
1/24	$15,340	$20,790	$22,167
2/24	$16,051	$21,682	$23,112
3/24	$16,545	$22,363	$23,859
4/24	$15,937	$21,625	$23,051
5/24	$16,653	$22,503	$23,981
6/24	$16,187	$23,004	$23,387
7/24	$17,210	$23,375	$24,877
8/24	$17,580	$23,969	$25,425
9/24	$18,299	$24,526	$26,534

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class A	31.73%	10.67%	6.80%
Class A with 5.25% Maximum Sales Charge	24.81%	9.48%	6.22%
MSCI ACWI Index (net of foreign withholding taxes)	31.76%	12.18%	9.38%
Calvert Global Water Research Spliced BenchmarkFootnote Reference2	33.10%	11.91%	10.24%

Material Change Date		Sep. 30, 2023
AssetsNet	$ 606,147,530
Holdings Count | Holding	111
Advisory Fees Paid, Amount	$ 3,806,564
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$606,147,530
# of Portfolio Holdings	111
Portfolio Turnover Rate	29%
Total Advisory Fees Paid	$3,806,564

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	12.6%
South Korea	1.9%
Italy	2.0%
Australia	2.3%
France	3.3%
Brazil	3.7%
Switzerland	4.8%
China	5.1%
Japan	7.8%
United Kingdom	7.8%
United States	48.7%

Top Ten Holdings (% of total investments)Footnote Referencea

Ecolab, Inc.	1.8%
Pentair PLC	1.7%
Xylem, Inc.	1.7%
American Water Works Co., Inc.	1.7%
Veralto Corp.	1.6%
Veolia Environnement SA	1.6%
Tetra Tech, Inc.	1.5%
Zurn Elkay Water Solutions Corp., Class C	1.5%
United Utilities Group PLC	1.5%
Severn Trent PLC	1.5%
Total	16.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at www.eatonvance.com/calvert-fund-documents.php or upon request by contacting us at 1-800-368-2745.

Effective July 1, 2024, the Fund is managed by a team comprised of Jennifer Mihara, Thomas C. Seto and Gordon Wotherspoon. Prior to July 1, 2024, the Fund was managed by Thomas C. Seto who intends to retire after December 31, 2024.

Material Fund Change Risks Change [Text Block]

Effective July 1, 2024, the Fund is managed by a team comprised of Jennifer Mihara, Thomas C. Seto and Gordon Wotherspoon. Prior to July 1, 2024, the Fund was managed by Thomas C. Seto who intends to retire after December 31, 2024.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at www.eatonvance.com/calvert-fund-documents.php or upon request by contacting us at 1-800-368-2745.

Updated Prospectus Phone Number	1-800-368-2745
C000070984
Shareholder Report [Line Items]
Fund Name	Calvert Global Water Fund
Class Name	Class C
Trading Symbol	CFWCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Global Water Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$230	1.99%

Expenses Paid, Amount	$ 230
Expense Ratio, Percent	1.99%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI ACWI Index (the Index):

↓ Not owning shares of NVIDIA Corp., which appreciated 179.24% during the period riding the crest of the artificial intelligence wave, hurt relative returns

↓ An overweight exposure to Orbia Advance Corp., a water infrastructure company, hampered returns as its earnings and revenues fell during the period

↓ Not owning shares of technology giant Meta Platforms ― owner of Facebook and other popular brands ― which appreciated 91.08% during the period, hurt returns

↓ An allocation to Energy Recovery, Inc., a water technology firm, detracted from Index-relative returns on the basis of lower revenues and negative earnings

↑ An overweight position in Hawkins, Inc., a provider of water treatment chemicals and equipment, contributed to returns as it reported strong earnings

↑ An overweight position in Organo Corp., a Japanese manufacturer of water purifiers and electrical equipment, helped returns as it reported strong profits

↑ An overweight position in Mueller Industries, Inc., a provider of piping and plumbing systems, contributed to returns on the basis of its sales growth

↑ Reliance Worldwide Corp., Ltd., a water technology business, helped returns as improved margins in the U.S. and solid cash flows led to better-than-expected earnings

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class C	MSCI ACWI Index	Calvert Global Water Research Spliced Benchmark
9/14	$10,000	$10,000	$10,000
10/14	$10,130	$10,070	$10,304
11/14	$9,832	$10,239	$10,266
12/14	$9,614	$10,041	$10,201
1/15	$9,051	$9,884	$9,986
2/15	$9,696	$10,435	$10,282
3/15	$9,578	$10,273	$10,128
4/15	$9,918	$10,571	$10,624
5/15	$9,719	$10,557	$10,567
6/15	$9,426	$10,309	$10,288
7/15	$9,098	$10,398	$10,083
8/15	$8,629	$9,685	$9,576
9/15	$8,108	$9,334	$9,556
10/15	$8,747	$10,067	$10,218
11/15	$8,858	$9,984	$10,357
12/15	$8,331	$9,804	$10,086
1/16	$7,856	$9,213	$9,889
2/16	$7,973	$9,149	$9,970
3/16	$8,717	$9,827	$10,777
4/16	$9,051	$9,972	$11,246
5/16	$9,045	$9,985	$11,327
6/16	$9,192	$9,924	$11,516
7/16	$9,408	$10,352	$11,826
8/16	$9,438	$10,387	$11,865
9/16	$9,590	$10,451	$12,069
10/16	$9,244	$10,273	$11,657
11/16	$9,420	$10,351	$11,897
12/16	$9,426	$10,575	$11,997
1/17	$9,648	$10,864	$12,320
2/17	$9,830	$11,169	$12,577
3/17	$9,959	$11,305	$12,750
4/17	$10,158	$11,482	$13,022
5/17	$10,164	$11,735	$13,052
6/17	$10,211	$11,789	$13,118
7/17	$10,463	$12,118	$13,463
8/17	$10,322	$12,164	$13,286
9/17	$10,709	$12,399	$13,816
10/17	$10,855	$12,657	$14,028
11/17	$11,113	$12,902	$14,388
12/17	$11,115	$13,110	$14,457
1/18	$11,326	$13,850	$14,757
2/18	$10,698	$13,268	$13,967
3/18	$10,750	$12,984	$14,002
4/18	$10,745	$13,108	$14,059
5/18	$10,780	$13,124	$14,099
6/18	$10,627	$13,053	$13,957
7/18	$10,951	$13,447	$14,386
8/18	$10,868	$13,552	$14,331
9/18	$10,774	$13,611	$14,225
10/18	$9,875	$12,591	$13,041
11/18	$10,098	$12,776	$13,328
12/18	$9,536	$11,876	$12,615
1/19	$10,322	$12,813	$13,746
2/19	$10,647	$13,156	$14,214
3/19	$10,629	$13,322	$14,193
4/19	$11,007	$13,771	$14,708
5/19	$10,292	$12,954	$13,773
6/19	$11,143	$13,803	$14,952
7/19	$11,107	$13,843	$14,990
8/19	$10,930	$13,515	$14,717
9/19	$11,214	$13,799	$15,106
10/19	$11,704	$14,177	$15,817
11/19	$11,710	$14,523	$15,841
12/19	$12,119	$15,034	$16,444
1/20	$11,971	$14,868	$16,310
2/20	$11,095	$13,667	$15,016
3/20	$9,325	$11,822	$12,706
4/20	$10,112	$13,089	$13,795
5/20	$10,657	$13,658	$14,502
6/20	$10,799	$14,094	$14,723
7/20	$11,284	$14,840	$15,454
8/20	$11,823	$15,748	$16,234
9/20	$11,746	$15,240	$16,122
10/20	$11,734	$14,870	$16,131
11/20	$13,102	$16,703	$18,090
12/20	$13,805	$17,478	$19,065
1/21	$13,662	$17,399	$18,934
2/21	$14,083	$17,802	$19,525
3/21	$14,681	$18,277	$20,380
4/21	$15,309	$19,076	$21,294
5/21	$15,528	$19,373	$21,614
6/21	$15,463	$19,628	$21,562
7/21	$15,966	$19,764	$22,303
8/21	$16,464	$20,258	$23,061
9/21	$15,510	$19,421	$21,794
10/21	$16,180	$20,413	$22,716
11/21	$15,961	$19,921	$22,430
12/21	$16,798	$20,718	$23,679
1/22	$15,468	$19,701	$21,747
2/22	$15,035	$19,192	$21,250
3/22	$15,017	$19,607	$21,331
4/22	$13,883	$18,038	$19,745
5/22	$13,877	$18,059	$19,688
6/22	$12,808	$16,537	$18,159
7/22	$13,978	$17,692	$19,843
8/22	$13,224	$17,040	$18,888
9/22	$11,911	$15,409	$17,039
10/22	$12,856	$16,339	$18,377
11/22	$13,978	$17,606	$19,838
12/22	$13,406	$16,913	$19,190
1/23	$14,554	$18,126	$20,830
2/23	$14,219	$17,606	$20,465
3/23	$14,423	$18,149	$20,730
4/23	$14,423	$18,410	$20,760
5/23	$14,166	$18,213	$20,390
6/23	$14,979	$19,270	$21,606
7/23	$15,367	$19,976	$22,247
8/23	$14,787	$19,418	$21,444
9/23	$13,717	$18,615	$19,935
10/23	$13,233	$18,055	$19,188
11/23	$14,668	$19,721	$21,364
12/23	$15,735	$20,669	$22,954
1/24	$15,107	$20,790	$22,167
2/24	$15,802	$21,682	$23,112
3/24	$16,278	$22,363	$23,859
4/24	$15,668	$21,625	$23,051
5/24	$16,364	$22,503	$23,981
6/24	$15,894	$23,004	$23,387
7/24	$16,888	$23,375	$24,877
8/24	$17,236	$23,969	$25,425
9/24	$18,201	$24,526	$26,534

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class C	30.72%	9.83%	6.17%
Class C with 1% Maximum Deferred Sales Charge	29.72%	9.83%	6.17%
MSCI ACWI Index (net of foreign withholding taxes)	31.76%	12.18%	9.38%
Calvert Global Water Research Spliced BenchmarkFootnote Reference2	33.10%	11.91%	10.24%

Material Change Date		Sep. 30, 2023
AssetsNet	$ 606,147,530
Holdings Count | Holding	111
Advisory Fees Paid, Amount	$ 3,806,564
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$606,147,530
# of Portfolio Holdings	111
Portfolio Turnover Rate	29%
Total Advisory Fees Paid	$3,806,564

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	12.6%
South Korea	1.9%
Italy	2.0%
Australia	2.3%
France	3.3%
Brazil	3.7%
Switzerland	4.8%
China	5.1%
Japan	7.8%
United Kingdom	7.8%
United States	48.7%

Top Ten Holdings (% of total investments)Footnote Referencea

Ecolab, Inc.	1.8%
Pentair PLC	1.7%
Xylem, Inc.	1.7%
American Water Works Co., Inc.	1.7%
Veralto Corp.	1.6%
Veolia Environnement SA	1.6%
Tetra Tech, Inc.	1.5%
Zurn Elkay Water Solutions Corp., Class C	1.5%
United Utilities Group PLC	1.5%
Severn Trent PLC	1.5%
Total	16.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at www.eatonvance.com/calvert-fund-documents.php or upon request by contacting us at 1-800-368-2745.

Effective July 1, 2024, the Fund is managed by a team comprised of Jennifer Mihara, Thomas C. Seto and Gordon Wotherspoon. Prior to July 1, 2024, the Fund was managed by Thomas C. Seto who intends to retire after December 31, 2024.

Material Fund Change Risks Change [Text Block]

Effective July 1, 2024, the Fund is managed by a team comprised of Jennifer Mihara, Thomas C. Seto and Gordon Wotherspoon. Prior to July 1, 2024, the Fund was managed by Thomas C. Seto who intends to retire after December 31, 2024.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at www.eatonvance.com/calvert-fund-documents.php or upon request by contacting us at 1-800-368-2745.

Updated Prospectus Phone Number	1-800-368-2745
C000139783
Shareholder Report [Line Items]
Fund Name	Calvert Global Water Fund
Class Name	Class I
Trading Symbol	CFWIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Global Water Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$115	0.99%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI ACWI Index (the Index):

↑ An overweight position in Hawkins, Inc., a provider of water treatment chemicals and equipment, contributed to returns as it reported strong earnings

↑ An overweight position in Organo Corp., a Japanese manufacturer of water purifiers and electrical equipment, helped returns as it reported strong profits

↑ An overweight position in Mueller Industries, Inc., a provider of piping and plumbing systems, contributed to returns on the basis of its sales growth

↑ Reliance Worldwide Corp., Ltd. a water technology business, helped returns as improved margins in the U.S. and solid cash flows led to better-than-expected earnings

↓ Not owning shares of NVIDIA Corp., which appreciated 179.24% during the period riding the crest of the artificial intelligence wave, hurt relative returns

↓ An overweight exposure to Orbia Advance Corp., a water infrastructure company, hampered returns as its earnings and revenues fell during the period

↓ Not owning shares of technology giant Meta Platforms ― owner of Facebook and other popular brands ― which appreciated 91.08% during the period, hurt returns

↓ An allocation to Energy Recovery, Inc., a water technology firm, detracted from Index-relative returns on the basis of lower revenues and negative earnings

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	MSCI ACWI Index	Calvert Global Water Research Spliced Benchmark
9/14	$1,000,000	$1,000,000	$1,000,000
10/14	$1,013,747	$1,007,043	$1,030,386
11/14	$984,725	$1,023,889	$1,026,601
12/14	$964,349	$1,004,127	$1,020,073
1/15	$908,072	$988,432	$998,568
2/15	$974,183	$1,043,460	$1,028,243
3/15	$963,256	$1,027,288	$1,012,836
4/15	$998,761	$1,057,098	$1,062,434
5/15	$979,646	$1,055,718	$1,056,713
6/15	$951,773	$1,030,863	$1,028,824
7/15	$918,986	$1,039,816	$1,008,289
8/15	$872,545	$968,536	$957,643
9/15	$820,635	$933,447	$955,649
10/15	$886,746	$1,006,706	$1,021,817
11/15	$898,762	$998,395	$1,035,708
12/15	$845,749	$980,390	$1,008,648
1/16	$798,822	$921,262	$988,901
2/16	$811,525	$914,921	$996,987
3/16	$887,707	$982,726	$1,077,705
4/16	$923,038	$997,232	$1,124,634
5/16	$923,043	$998,492	$1,132,651
6/16	$938,507	$992,443	$1,151,565
7/16	$961,702	$1,035,214	$1,182,615
8/16	$965,561	$1,038,695	$1,186,508
9/16	$982,131	$1,045,061	$1,206,917
10/16	$947,897	$1,027,323	$1,165,671
11/16	$966,665	$1,035,131	$1,189,690
12/16	$967,766	$1,057,491	$1,199,699
1/17	$991,503	$1,086,406	$1,232,015
2/17	$1,011,372	$1,116,881	$1,257,673
3/17	$1,025,723	$1,130,545	$1,275,015
4/17	$1,047,247	$1,148,164	$1,302,242
5/17	$1,048,907	$1,173,519	$1,305,155
6/17	$1,054,436	$1,178,855	$1,311,811
7/17	$1,081,487	$1,211,800	$1,346,340
8/17	$1,067,676	$1,216,443	$1,328,551
9/17	$1,108,521	$1,239,945	$1,381,634
10/17	$1,125,087	$1,265,692	$1,402,836
11/17	$1,152,697	$1,290,194	$1,438,817
12/17	$1,154,585	$1,310,994	$1,445,708
1/18	$1,177,530	$1,384,956	$1,475,660
2/18	$1,113,201	$1,326,790	$1,396,722
3/18	$1,119,348	$1,298,388	$1,400,239
4/18	$1,119,908	$1,310,787	$1,405,893
5/18	$1,124,382	$1,312,423	$1,409,896
6/18	$1,109,273	$1,305,316	$1,395,701
7/18	$1,144,522	$1,344,680	$1,438,643
8/18	$1,136,694	$1,355,245	$1,433,121
9/18	$1,127,194	$1,361,143	$1,422,480
10/18	$1,034,337	$1,259,140	$1,304,092
11/18	$1,058,386	$1,277,556	$1,332,843
12/18	$1,000,823	$1,187,572	$1,261,507
1/19	$1,083,843	$1,281,342	$1,374,573
2/19	$1,119,101	$1,315,614	$1,421,407
3/19	$1,117,964	$1,332,159	$1,419,350
4/19	$1,158,913	$1,377,141	$1,470,801
5/19	$1,084,995	$1,295,450	$1,377,334
6/19	$1,175,413	$1,380,276	$1,495,178
7/19	$1,172,563	$1,384,320	$1,499,002
8/19	$1,154,944	$1,351,481	$1,471,706
9/19	$1,185,656	$1,379,918	$1,510,649
10/19	$1,239,119	$1,417,685	$1,581,675
11/19	$1,240,267	$1,452,292	$1,584,082
12/19	$1,284,626	$1,503,435	$1,644,417
1/20	$1,270,265	$1,486,828	$1,630,993
2/20	$1,178,303	$1,366,737	$1,501,592
3/20	$990,914	$1,182,223	$1,270,589
4/20	$1,075,413	$1,308,869	$1,379,458
5/20	$1,134,608	$1,365,793	$1,450,212
6/20	$1,150,712	$1,409,434	$1,472,315
7/20	$1,203,590	$1,483,974	$1,545,363
8/20	$1,262,205	$1,574,801	$1,623,397
9/20	$1,254,723	$1,524,025	$1,612,163
10/20	$1,254,737	$1,486,978	$1,613,106
11/20	$1,401,894	$1,670,267	$1,808,978
12/20	$1,478,310	$1,747,816	$1,906,463
1/21	$1,464,384	$1,739,867	$1,893,420
2/21	$1,510,804	$1,780,169	$1,952,461
3/21	$1,576,382	$1,827,716	$2,038,007
4/21	$1,644,876	$1,907,628	$2,129,437
5/21	$1,669,842	$1,937,315	$2,161,395
6/21	$1,664,598	$1,962,847	$2,156,202
7/21	$1,720,341	$1,976,370	$2,230,334
8/21	$1,775,480	$2,025,837	$2,306,085
9/21	$1,673,908	$1,942,150	$2,179,377
10/21	$1,747,621	$2,041,284	$2,271,570
11/21	$1,725,565	$1,992,129	$2,242,992
12/21	$1,817,417	$2,071,815	$2,367,866
1/22	$1,674,725	$1,970,063	$2,174,688
2/22	$1,628,923	$1,919,182	$2,124,974
3/22	$1,628,335	$1,960,750	$2,133,104
4/22	$1,506,783	$1,803,808	$1,974,530
5/22	$1,507,370	$1,805,919	$1,968,790
6/22	$1,392,277	$1,653,686	$1,815,917
7/22	$1,520,876	$1,769,167	$1,984,341
8/22	$1,439,841	$1,704,036	$1,888,825
9/22	$1,298,323	$1,540,910	$1,703,891
10/22	$1,402,259	$1,633,899	$1,837,683
11/22	$1,526,161	$1,760,630	$1,983,758
12/22	$1,464,849	$1,691,347	$1,918,994
1/23	$1,591,500	$1,812,578	$2,083,000
2/23	$1,556,253	$1,760,629	$2,046,460
3/23	$1,579,552	$1,814,914	$2,072,973
4/23	$1,581,344	$1,840,999	$2,076,017
5/23	$1,554,461	$1,821,281	$2,039,035
6/23	$1,644,670	$1,927,026	$2,160,638
7/23	$1,688,878	$1,997,570	$2,224,730
8/23	$1,626,150	$1,941,751	$2,144,446
9/23	$1,510,253	$1,861,458	$1,993,511
10/23	$1,458,278	$1,805,489	$1,918,786
11/23	$1,617,786	$1,972,129	$2,136,384
12/23	$1,736,523	$2,066,858	$2,295,428
1/24	$1,668,954	$2,078,974	$2,216,665
2/24	$1,746,966	$2,168,190	$2,311,225
3/24	$1,801,021	$2,236,264	$2,385,856
4/24	$1,735,295	$2,162,483	$2,305,134
5/24	$1,813,920	$2,250,309	$2,398,064
6/24	$1,762,937	$2,300,429	$2,338,708
7/24	$1,874,733	$2,337,529	$2,487,671
8/24	$1,915,274	$2,396,894	$2,542,507
9/24	$1,993,819	$2,452,576	$2,653,403

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	32.02%	10.94%	7.14%
MSCI ACWI Index (net of foreign withholding taxes)	31.76%	12.18%	9.38%
Calvert Global Water Research Spliced BenchmarkFootnote Reference2	33.10%	11.91%	10.24%

Material Change Date		Sep. 30, 2023
AssetsNet	$ 606,147,530
Holdings Count | Holding	111
Advisory Fees Paid, Amount	$ 3,806,564
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$606,147,530
# of Portfolio Holdings	111
Portfolio Turnover Rate	29%
Total Advisory Fees Paid	$3,806,564

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	12.6%
South Korea	1.9%
Italy	2.0%
Australia	2.3%
France	3.3%
Brazil	3.7%
Switzerland	4.8%
China	5.1%
Japan	7.8%
United Kingdom	7.8%
United States	48.7%

Top Ten Holdings (% of total investments)Footnote Referencea

Ecolab, Inc.	1.8%
Pentair PLC	1.7%
Xylem, Inc.	1.7%
American Water Works Co., Inc.	1.7%
Veralto Corp.	1.6%
Veolia Environnement SA	1.6%
Tetra Tech, Inc.	1.5%
Zurn Elkay Water Solutions Corp., Class C	1.5%
United Utilities Group PLC	1.5%
Severn Trent PLC	1.5%
Total	16.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at www.eatonvance.com/calvert-fund-documents.php or upon request by contacting us at 1-800-368-2745.

Effective July 1, 2024, the Fund is managed by a team comprised of Jennifer Mihara, Thomas C. Seto and Gordon Wotherspoon. Prior to July 1, 2024, the Fund was managed by Thomas C. Seto who intends to retire after December 31, 2024.

Material Fund Change Risks Change [Text Block]

Effective July 1, 2024, the Fund is managed by a team comprised of Jennifer Mihara, Thomas C. Seto and Gordon Wotherspoon. Prior to July 1, 2024, the Fund was managed by Thomas C. Seto who intends to retire after December 31, 2024.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at www.eatonvance.com/calvert-fund-documents.php or upon request by contacting us at 1-800-368-2745.

Updated Prospectus Phone Number	1-800-368-2745
C000131729
Shareholder Report [Line Items]
Fund Name	Calvert Green Bond Fund
Class Name	Class A
Trading Symbol	CGAFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Green Bond Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$77	0.73%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the ICE BofA USD Green Bond Index (the Index):

↓ The Fund’s selections in government-related securities detracted from performance relative to the Index during the period

↓ An out-of-Index allocation to asset-backed securities, commercial mortgage-backed securities, and agency mortgage-backed securities detracted from Index-relative returns during the period

↓ An underweight position in investment-grade corporate bonds hampered returns relative to the Index during the period

↑ The Fund’s use of U.S. Treasury futures contracts to help manage interest rate movements during the period aided performance relative to the Index

↑ The Fund’s interest-rate duration position contributed to performance relative to the Index during the period

↑ An underweight position in government-related securities and an overweight position in high yield corporate bonds contributed to Index-relative returns

↑ The Fund’s selections in investment-grade corporate bonds aided performance relative to the Index

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with Maximum Sales Charge	Bloomberg U.S. Universal Index	ICE BofA USD Green Bond Index
9/14	$9,675	$10,000	$10,000
10/14	$9,743	$10,098	$10,058
11/14	$9,805	$10,152	$10,133
12/14	$9,827	$10,134	$10,186
1/15	$10,027	$10,327	$10,348
2/15	$9,962	$10,267	$10,266
3/15	$9,993	$10,309	$10,317
4/15	$9,940	$10,297	$10,294
5/15	$9,912	$10,279	$10,285
6/15	$9,800	$10,164	$10,205
7/15	$9,858	$10,224	$10,261
8/15	$9,838	$10,194	$10,264
9/15	$9,864	$10,233	$10,338
10/15	$9,875	$10,266	$10,320
11/15	$9,830	$10,229	$10,314
12/15	$9,802	$10,178	$10,281
1/16	$9,914	$10,290	$10,421
2/16	$9,961	$10,363	$10,463
3/16	$10,061	$10,490	$10,533
4/16	$10,107	$10,562	$10,563
5/16	$10,134	$10,570	$10,572
6/16	$10,279	$10,756	$10,724
7/16	$10,367	$10,844	$10,771
8/16	$10,369	$10,856	$10,757
9/16	$10,378	$10,859	$10,770
10/16	$10,320	$10,787	$10,697
11/16	$10,163	$10,544	$10,433
12/16	$10,160	$10,576	$10,435
1/17	$10,203	$10,613	$10,471
2/17	$10,265	$10,695	$10,558
3/17	$10,265	$10,691	$10,577
4/17	$10,319	$10,780	$10,655
5/17	$10,376	$10,863	$10,738
6/17	$10,383	$10,854	$10,727
7/17	$10,431	$10,908	$10,784
8/17	$10,505	$11,002	$10,872
9/17	$10,451	$10,963	$10,821
10/17	$10,449	$10,976	$10,807
11/17	$10,444	$10,960	$10,809
12/17	$10,466	$11,008	$10,811
1/18	$10,381	$10,902	$10,706
2/18	$10,318	$10,799	$10,618
3/18	$10,348	$10,853	$10,636
4/18	$10,294	$10,781	$10,560
5/18	$10,340	$10,840	$10,591
6/18	$10,342	$10,824	$10,606
7/18	$10,339	$10,847	$10,631
8/18	$10,414	$10,900	$10,674
9/18	$10,367	$10,853	$10,637
10/18	$10,308	$10,763	$10,527
11/18	$10,362	$10,811	$10,535
12/18	$10,497	$10,980	$10,799
1/19	$10,581	$11,132	$10,923
2/19	$10,609	$11,144	$10,945
3/19	$10,785	$11,345	$11,162
4/19	$10,812	$11,361	$11,201
5/19	$10,953	$11,535	$11,372
6/19	$11,095	$11,698	$11,551
7/19	$11,166	$11,733	$11,598
8/19	$11,428	$11,998	$11,871
9/19	$11,353	$11,946	$11,801
10/19	$11,386	$11,985	$11,860
11/19	$11,378	$11,982	$11,850
12/19	$11,338	$12,000	$11,863
1/20	$11,607	$12,216	$12,123
2/20	$11,726	$12,399	$12,306
3/20	$11,084	$12,156	$11,811
4/20	$11,506	$12,400	$12,157
5/20	$11,569	$12,516	$12,276
6/20	$11,723	$12,620	$12,468
7/20	$11,964	$12,842	$12,709
8/20	$11,937	$12,768	$12,637
9/20	$11,952	$12,745	$12,600
10/20	$11,937	$12,699	$12,584
11/20	$12,084	$12,865	$12,796
12/20	$12,130	$12,909	$12,870
1/21	$12,106	$12,828	$12,769
2/21	$11,951	$12,663	$12,546
3/21	$11,868	$12,515	$12,424
4/21	$11,895	$12,621	$12,547
5/21	$11,916	$12,669	$12,596
6/21	$11,972	$12,761	$12,719
7/21	$12,103	$12,889	$12,853
8/21	$12,065	$12,881	$12,839
9/21	$11,972	$12,771	$12,702
10/21	$11,917	$12,760	$12,694
11/21	$11,923	$12,776	$12,691
12/21	$11,897	$12,767	$12,667
1/22	$11,671	$12,487	$12,370
2/22	$11,468	$12,317	$12,173
3/22	$11,219	$11,986	$11,883
4/22	$10,857	$11,539	$11,444
5/22	$10,850	$11,603	$11,469
6/22	$10,587	$11,371	$11,262
7/22	$10,897	$11,657	$11,498
8/22	$10,606	$11,354	$11,267
9/22	$10,215	$10,865	$10,783
10/22	$10,166	$10,745	$10,653
11/22	$10,465	$11,146	$11,039
12/22	$10,349	$11,108	$11,051
1/23	$10,680	$11,453	$11,359
2/23	$10,457	$11,171	$11,105
3/23	$10,621	$11,434	$11,330
4/23	$10,710	$11,503	$11,449
5/23	$10,608	$11,384	$11,326
6/23	$9,986	$11,366	$11,311
7/23	$10,021	$11,378	$11,350
8/23	$9,974	$11,309	$11,296
9/23	$9,792	$11,040	$11,090
10/23	$9,663	$10,874	$10,944
11/23	$10,053	$11,363	$11,387
12/23	$10,399	$11,794	$11,778
1/24	$10,391	$11,766	$11,769
2/24	$10,301	$11,625	$11,667
3/24	$10,395	$11,739	$11,773
4/24	$10,205	$11,465	$11,559
5/24	$10,362	$11,655	$11,736
6/24	$10,443	$11,761	$11,828
7/24	$10,643	$12,028	$12,054
8/24	$10,806	$12,205	$12,239
9/24	$12,403	$12,373	$12,403

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class A	11.33%	0.33%	1.78%
Class A with 3.25% Maximum Sales Charge	7.71%	(0.32)%	1.44%
Bloomberg U.S. Universal IndexFootnote Reference1	12.08%	0.70%	2.15%
ICE BofA USD Green Bond IndexFootnote Reference2	11.83%	1.00%	2.17%

AssetsNet	$ 804,720,833
Holdings Count | Holding	182
Advisory Fees Paid, Amount	$ 1,443,411
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$804,720,833
# of Portfolio Holdings	182
Portfolio Turnover Rate	26%
Total Advisory Fees Paid	$1,443,411

Holdings [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Cash & Equivalents	1.8%
Not Rated	0.1%
B	0.5%
BB	2.3%
BBB	20.1%
A	21.3%
AA	9.8%
AAA	44.1%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000131731
Shareholder Report [Line Items]
Fund Name	Calvert Green Bond Fund
Class Name	Class I
Trading Symbol	CGBIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Green Bond Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$51	0.48%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the ICE BofA USD Green Bond Index (the Index):

↓ The Fund’s selections in government-related securities detracted from performance relative to the Index during the period

↓ An out-of-Index allocation to asset-backed securities, commercial mortgage-backed securities, and agency mortgage-backed securities detracted from Index-relative returns during the period

↓ An underweight position in investment-grade corporate bonds hampered returns relative to the Index during the period

↑ The Fund’s use of U.S. Treasury futures contracts to help manage interest rate movements during the period aided performance relative to the Index

↑ The Fund’s interest-rate duration position contributed to performance relative to the Index during the period

↑ An underweight position in government-related securities and an overweight position in high yield corporate bonds contributed to Index-relative returns

↑ The Fund’s selections in investment-grade corporate bonds aided performance relative to the Index

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Universal Index	ICE BofA USD Green Bond Index
9/14	$1,000,000	$1,000,000	$1,000,000
10/14	$1,007,358	$1,009,792	$1,005,794
11/14	$1,014,202	$1,015,242	$1,013,327
12/14	$1,016,841	$1,013,408	$1,018,620
1/15	$1,037,857	$1,032,698	$1,034,826
2/15	$1,031,497	$1,026,679	$1,026,636
3/15	$1,035,042	$1,030,917	$1,031,668
4/15	$1,029,906	$1,029,721	$1,029,366
5/15	$1,026,674	$1,027,919	$1,028,511
6/15	$1,015,984	$1,016,447	$1,020,464
7/15	$1,022,995	$1,022,366	$1,026,117
8/15	$1,020,609	$1,019,354	$1,026,433
9/15	$1,023,633	$1,023,344	$1,033,797
10/15	$1,025,115	$1,026,615	$1,032,025
11/15	$1,020,681	$1,022,871	$1,031,393
12/15	$1,018,793	$1,017,761	$1,028,052
1/16	$1,030,762	$1,028,996	$1,042,099
2/16	$1,036,008	$1,036,306	$1,046,255
3/16	$1,046,664	$1,049,006	$1,053,345
4/16	$1,051,154	$1,056,153	$1,056,319
5/16	$1,054,909	$1,056,978	$1,057,195
6/16	$1,069,681	$1,075,586	$1,072,383
7/16	$1,079,914	$1,084,449	$1,077,089
8/16	$1,080,449	$1,085,619	$1,075,673
9/16	$1,080,988	$1,085,877	$1,076,987
10/16	$1,076,021	$1,078,673	$1,069,673
11/16	$1,059,982	$1,054,427	$1,043,301
12/16	$1,060,069	$1,057,560	$1,043,525
1/17	$1,064,864	$1,061,291	$1,047,090
2/17	$1,071,658	$1,069,479	$1,055,800
3/17	$1,072,015	$1,069,121	$1,057,684
4/17	$1,077,981	$1,077,992	$1,065,538
5/17	$1,084,193	$1,086,309	$1,073,819
6/17	$1,085,301	$1,085,388	$1,072,678
7/17	$1,090,635	$1,090,794	$1,078,443
8/17	$1,098,799	$1,100,205	$1,087,183
9/17	$1,093,426	$1,096,333	$1,082,100
10/17	$1,093,436	$1,097,650	$1,080,674
11/17	$1,093,171	$1,095,989	$1,080,868
12/17	$1,095,762	$1,100,820	$1,081,061
1/18	$1,087,093	$1,090,227	$1,070,641
2/18	$1,081,459	$1,079,889	$1,061,809
3/18	$1,084,811	$1,085,336	$1,063,612
4/18	$1,079,394	$1,078,094	$1,056,024
5/18	$1,084,424	$1,083,973	$1,059,079
6/18	$1,084,820	$1,082,401	$1,060,577
7/18	$1,085,522	$1,084,667	$1,063,123
8/18	$1,092,913	$1,090,010	$1,067,361
9/18	$1,088,163	$1,085,340	$1,063,684
10/18	$1,082,977	$1,076,261	$1,052,652
11/18	$1,088,871	$1,081,101	$1,053,477
12/18	$1,103,174	$1,098,015	$1,079,870
1/19	$1,112,979	$1,113,155	$1,092,297
2/19	$1,116,134	$1,114,368	$1,094,487
3/19	$1,134,811	$1,134,491	$1,116,193
4/19	$1,137,210	$1,136,079	$1,120,095
5/19	$1,152,263	$1,153,482	$1,137,248
6/19	$1,168,123	$1,169,797	$1,155,105
7/19	$1,175,055	$1,173,279	$1,159,770
8/19	$1,202,893	$1,199,827	$1,187,089
9/19	$1,195,238	$1,194,629	$1,180,112
10/19	$1,199,000	$1,198,489	$1,186,030
11/19	$1,198,436	$1,198,249	$1,184,981
12/19	$1,195,162	$1,200,035	$1,186,325
1/20	$1,222,973	$1,221,573	$1,212,310
2/20	$1,235,781	$1,239,864	$1,230,554
3/20	$1,168,446	$1,215,645	$1,181,080
4/20	$1,213,158	$1,239,996	$1,215,682
5/20	$1,220,777	$1,251,577	$1,227,610
6/20	$1,236,518	$1,262,020	$1,246,750
7/20	$1,262,922	$1,284,189	$1,270,871
8/20	$1,259,568	$1,276,784	$1,263,690
9/20	$1,261,371	$1,274,483	$1,260,023
10/20	$1,260,044	$1,269,928	$1,258,434
11/20	$1,275,809	$1,286,499	$1,279,611
12/20	$1,280,944	$1,290,942	$1,286,996
1/21	$1,278,726	$1,282,828	$1,276,932
2/21	$1,262,655	$1,266,275	$1,254,573
3/21	$1,254,087	$1,251,539	$1,242,360
4/21	$1,257,190	$1,262,063	$1,254,736
5/21	$1,259,685	$1,266,877	$1,259,554
6/21	$1,265,903	$1,276,113	$1,271,879
7/21	$1,280,012	$1,288,927	$1,285,264
8/21	$1,276,205	$1,288,066	$1,283,909
9/21	$1,266,682	$1,277,067	$1,270,229
10/21	$1,261,174	$1,276,023	$1,269,363
11/21	$1,261,998	$1,277,564	$1,269,119
12/21	$1,259,604	$1,276,703	$1,266,654
1/22	$1,235,929	$1,248,712	$1,237,022
2/22	$1,214,688	$1,231,687	$1,217,271
3/22	$1,188,566	$1,198,643	$1,188,312
4/22	$1,150,592	$1,153,936	$1,144,369
5/22	$1,150,086	$1,160,286	$1,146,874
6/22	$1,122,460	$1,137,100	$1,126,247
7/22	$1,154,716	$1,165,689	$1,149,808
8/22	$1,124,113	$1,135,386	$1,126,706
9/22	$1,083,773	$1,086,469	$1,078,321
10/22	$1,078,759	$1,074,548	$1,065,283
11/22	$1,110,750	$1,114,614	$1,103,868
12/22	$1,098,663	$1,110,828	$1,105,050
1/23	$1,134,015	$1,145,286	$1,135,853
2/23	$1,109,715	$1,117,145	$1,110,489
3/23	$1,128,169	$1,143,352	$1,132,991
4/23	$1,137,849	$1,150,337	$1,144,878
5/23	$1,127,343	$1,138,410	$1,132,614
6/23	$998,642	$1,136,641	$1,131,076
7/23	$1,002,149	$1,137,771	$1,135,048
8/23	$997,356	$1,130,920	$1,129,619
9/23	$979,162	$1,103,953	$1,109,012
10/23	$966,274	$1,087,351	$1,094,415
11/23	$1,005,342	$1,136,287	$1,138,664
12/23	$1,039,922	$1,179,403	$1,177,830
1/24	$1,039,059	$1,176,580	$1,176,852
2/24	$1,030,065	$1,162,474	$1,166,666
3/24	$1,039,464	$1,173,887	$1,177,311
4/24	$1,020,541	$1,146,456	$1,155,879
5/24	$1,036,154	$1,165,459	$1,173,562
6/24	$1,044,329	$1,176,114	$1,182,821
7/24	$1,064,277	$1,202,809	$1,205,414
8/24	$1,080,591	$1,220,515	$1,223,892
9/24	$1,240,251	$1,237,255	$1,240,251

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	11.68%	0.58%	2.10%
Bloomberg U.S. Universal IndexFootnote Reference1	12.08%	0.70%	2.15%
ICE BofA USD Green Bond IndexFootnote Reference2	11.83%	1.00%	2.17%

AssetsNet	$ 804,720,833
Holdings Count | Holding	182
Advisory Fees Paid, Amount	$ 1,443,411
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$804,720,833
# of Portfolio Holdings	182
Portfolio Turnover Rate	26%
Total Advisory Fees Paid	$1,443,411

Holdings [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Cash & Equivalents	1.8%
Not Rated	0.1%
B	0.5%
BB	2.3%
BBB	20.1%
A	21.3%
AA	9.8%
AAA	44.1%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000211124
Shareholder Report [Line Items]
Fund Name	Calvert Green Bond Fund
Class Name	Class R6
Trading Symbol	CBGRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Green Bond Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$46	0.43%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the ICE BofA USD Green Bond Index (the Index):

↓ The Fund’s selections in government-related securities detracted from performance relative to the Index during the period

↓ An out-of-Index allocation to asset-backed securities, commercial mortgage-backed securities, and agency mortgage-backed securities detracted from Index-relative returns during the period

↓ An underweight position in investment-grade corporate bonds hampered returns relative to the Index during the period

↑ The Fund’s use of U.S. Treasury futures contracts to help manage interest rate movements during the period aided performance relative to the Index

↑ The Fund’s interest-rate duration position contributed to performance relative to the Index during the period

↑ An underweight position in government-related securities and an overweight position in high yield corporate bonds contributed to Index-relative returns

↑ The Fund’s selections in investment-grade corporate bonds aided performance relative to the Index

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class R6	Bloomberg U.S. Universal Index	ICE BofA USD Green Bond Index
9/14	$5,000,000	$5,000,000	$5,000,000
10/14	$5,036,790	$5,048,962	$5,028,970
11/14	$5,071,010	$5,076,209	$5,066,635
12/14	$5,084,204	$5,067,038	$5,093,100
1/15	$5,189,286	$5,163,490	$5,174,130
2/15	$5,157,483	$5,133,397	$5,133,180
3/15	$5,175,212	$5,154,585	$5,158,340
4/15	$5,149,530	$5,148,604	$5,146,830
5/15	$5,133,372	$5,139,597	$5,142,555
6/15	$5,079,922	$5,082,236	$5,102,320
7/15	$5,114,973	$5,111,830	$5,130,585
8/15	$5,103,046	$5,096,768	$5,132,165
9/15	$5,118,167	$5,116,718	$5,168,985
10/15	$5,125,577	$5,133,074	$5,160,125
11/15	$5,103,406	$5,114,355	$5,156,965
12/15	$5,093,963	$5,088,805	$5,140,260
1/16	$5,153,810	$5,144,980	$5,210,495
2/16	$5,180,041	$5,181,528	$5,231,275
3/16	$5,233,318	$5,245,029	$5,266,725
4/16	$5,255,772	$5,280,765	$5,281,595
5/16	$5,274,545	$5,284,889	$5,285,975
6/16	$5,348,404	$5,377,929	$5,361,915
7/16	$5,399,571	$5,422,245	$5,385,445
8/16	$5,402,245	$5,428,094	$5,378,365
9/16	$5,404,939	$5,429,384	$5,384,935
10/16	$5,380,106	$5,393,365	$5,348,365
11/16	$5,299,908	$5,272,137	$5,216,505
12/16	$5,300,344	$5,287,798	$5,217,625
1/17	$5,324,320	$5,306,454	$5,235,450
2/17	$5,358,288	$5,347,397	$5,279,000
3/17	$5,360,074	$5,345,606	$5,288,420
4/17	$5,389,904	$5,389,960	$5,327,690
5/17	$5,420,964	$5,431,545	$5,369,095
6/17	$5,426,503	$5,426,940	$5,363,390
7/17	$5,453,177	$5,453,971	$5,392,215
8/17	$5,493,996	$5,501,026	$5,435,915
9/17	$5,467,132	$5,481,666	$5,410,500
10/17	$5,467,182	$5,488,248	$5,403,370
11/17	$5,465,853	$5,479,943	$5,404,340
12/17	$5,478,811	$5,504,100	$5,405,305
1/18	$5,435,467	$5,451,135	$5,353,205
2/18	$5,407,295	$5,399,447	$5,309,045
3/18	$5,424,053	$5,426,680	$5,318,060
4/18	$5,396,970	$5,390,471	$5,280,120
5/18	$5,422,120	$5,419,867	$5,295,395
6/18	$5,424,099	$5,412,007	$5,302,885
7/18	$5,427,608	$5,423,333	$5,315,615
8/18	$5,464,567	$5,450,052	$5,336,805
9/18	$5,440,815	$5,426,699	$5,318,420
10/18	$5,414,885	$5,381,303	$5,263,260
11/18	$5,444,353	$5,405,504	$5,267,385
12/18	$5,515,869	$5,490,077	$5,399,350
1/19	$5,564,897	$5,565,773	$5,461,485
2/19	$5,579,416	$5,571,839	$5,472,435
3/19	$5,673,093	$5,672,454	$5,580,965
4/19	$5,685,401	$5,680,394	$5,600,475
5/19	$5,760,981	$5,767,409	$5,686,240
6/19	$5,840,618	$5,848,985	$5,775,525
7/19	$5,879,285	$5,866,395	$5,798,850
8/19	$6,018,698	$5,999,137	$5,935,445
9/19	$5,980,684	$5,973,146	$5,900,560
10/19	$5,999,769	$5,992,444	$5,930,150
11/19	$5,997,218	$5,991,246	$5,924,905
12/19	$5,977,328	$6,000,174	$5,931,625
1/20	$6,120,481	$6,107,865	$6,061,550
2/20	$6,184,795	$6,199,319	$6,152,770
3/20	$5,848,262	$6,078,224	$5,905,400
4/20	$6,072,196	$6,199,980	$6,078,410
5/20	$6,106,724	$6,257,887	$6,138,050
6/20	$6,189,578	$6,310,102	$6,233,750
7/20	$6,321,949	$6,420,945	$6,354,355
8/20	$6,305,458	$6,383,919	$6,318,450
9/20	$6,314,744	$6,372,414	$6,300,115
10/20	$6,308,385	$6,349,638	$6,292,170
11/20	$6,387,539	$6,432,497	$6,398,055
12/20	$6,413,525	$6,454,709	$6,434,980
1/21	$6,402,715	$6,414,139	$6,384,660
2/21	$6,322,548	$6,331,377	$6,272,865
3/21	$6,279,950	$6,257,696	$6,211,800
4/21	$6,295,755	$6,310,316	$6,273,680
5/21	$6,308,499	$6,334,386	$6,297,770
6/21	$6,339,891	$6,380,565	$6,359,395
7/21	$6,410,789	$6,444,633	$6,426,320
8/21	$6,392,014	$6,440,332	$6,419,545
9/21	$6,344,616	$6,385,334	$6,351,145
10/21	$6,317,319	$6,380,115	$6,346,815
11/21	$6,321,703	$6,387,822	$6,345,595
12/21	$6,309,999	$6,383,515	$6,333,270
1/22	$6,191,649	$6,243,562	$6,185,110
2/22	$6,085,548	$6,158,437	$6,086,355
3/22	$5,951,053	$5,993,214	$5,941,560
4/22	$5,765,190	$5,769,682	$5,721,845
5/22	$5,762,912	$5,801,428	$5,734,370
6/22	$5,624,816	$5,685,501	$5,631,235
7/22	$5,786,592	$5,828,446	$5,749,040
8/22	$5,633,592	$5,676,928	$5,633,530
9/22	$5,431,809	$5,432,344	$5,391,605
10/22	$5,406,949	$5,372,739	$5,326,415
11/22	$5,567,409	$5,573,070	$5,519,340
12/22	$5,507,117	$5,554,141	$5,525,250
1/23	$5,684,441	$5,726,432	$5,679,265
2/23	$5,562,946	$5,585,724	$5,552,445
3/23	$5,655,637	$5,716,761	$5,664,955
4/23	$5,704,370	$5,751,684	$5,724,390
5/23	$5,651,989	$5,692,052	$5,663,070
6/23	$4,993,210	$5,683,206	$5,655,380
7/23	$5,010,747	$5,688,856	$5,675,240
8/23	$4,986,780	$5,654,598	$5,648,095
9/23	$4,895,810	$5,519,764	$5,545,060
10/23	$4,831,371	$5,436,756	$5,472,075
11/23	$5,026,711	$5,681,437	$5,693,320
12/23	$5,199,611	$5,897,014	$5,889,150
1/24	$5,195,295	$5,882,902	$5,884,260
2/24	$5,150,327	$5,812,368	$5,833,330
3/24	$5,197,318	$5,869,437	$5,886,555
4/24	$5,102,706	$5,732,278	$5,779,395
5/24	$5,180,770	$5,827,297	$5,867,810
6/24	$5,221,646	$5,880,568	$5,914,105
7/24	$5,321,384	$6,014,044	$6,027,070
8/24	$5,402,955	$6,102,576	$6,119,460
9/24	$6,201,256	$6,186,276	$6,201,255

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class R6	11.73%	0.64%	2.13%
Bloomberg U.S. Universal IndexFootnote Reference2	12.08%	0.70%	2.15%
ICE BofA USD Green Bond IndexFootnote Reference3	11.83%	1.00%	2.17%

AssetsNet	$ 804,720,833
Holdings Count | Holding	182
Advisory Fees Paid, Amount	$ 1,443,411
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$804,720,833
# of Portfolio Holdings	182
Portfolio Turnover Rate	26%
Total Advisory Fees Paid	$1,443,411

Holdings [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Cash & Equivalents	1.8%
Not Rated	0.1%
B	0.5%
BB	2.3%
BBB	20.1%
A	21.3%
AA	9.8%
AAA	44.1%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000023745
Shareholder Report [Line Items]
Fund Name	Calvert Small-Cap Fund
Class Name	Class A
Trading Symbol	CCVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Small-Cap Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$134	1.19%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 2000® Index (the Index):

↓ Not owning Super Micro Computer, Inc., a server and data center equipment provider, hampered returns as sales rose sharply on growth in artificial intelligence

↓ A position in U.S. Physical Therapy, Inc., a clinic operator, hampered relative returns as bad weather stifled business during the first half of the period

↓ Envista Holdings Corp., a dental equipment provider, detracted from Index-relative returns on weak demand. The Fund sold the stock by period-end

↓ Selective Insurance Group, Inc., a provider of property and casualty insurance, hampered relative returns after it reported significant second-quarter losses

↑ Core & Main, Inc., a wastewater, storm drainage and fire protection equipment distributor, contributed to returns on better-than-expected sales and earnings

↑ CSW Industrials, Inc., a building products provider, helped returns as its product mix, efficiencies and business execution yielded record revenues and earnings

↑ Essential Properties Realty Trust, owner and manager of single-tenant, long-term lease properties, aided returns on strong demand with 99% occupancy rates

↑ AAON, Inc., a heating, air-conditioning and ventilation equipment manufacturer, contributed to Index-relative returns on strong revenue and earnings growth

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with Maximum Sales Charge	Russell 3000® Index	Russell 2000® Index
9/14	$9,475	$10,000	$10,000
10/14	$10,085	$10,275	$10,659
11/14	$10,213	$10,524	$10,669
12/14	$10,357	$10,524	$10,973
1/15	$10,013	$10,231	$10,620
2/15	$10,715	$10,824	$11,250
3/15	$10,836	$10,713	$11,446
4/15	$10,832	$10,762	$11,154
5/15	$10,781	$10,911	$11,409
6/15	$11,004	$10,728	$11,494
7/15	$10,967	$10,908	$11,361
8/15	$10,483	$10,249	$10,647
9/15	$10,250	$9,951	$10,125
10/15	$10,767	$10,736	$10,695
11/15	$10,776	$10,796	$11,043
12/15	$10,245	$10,574	$10,488
1/16	$9,646	$9,978	$9,566
2/16	$9,672	$9,975	$9,566
3/16	$10,371	$10,677	$10,329
4/16	$10,392	$10,743	$10,491
5/16	$10,549	$10,935	$10,728
6/16	$10,600	$10,958	$10,721
7/16	$11,016	$11,393	$11,361
8/16	$10,965	$11,422	$11,562
9/16	$11,036	$11,440	$11,691
10/16	$10,645	$11,192	$11,135
11/16	$11,852	$11,693	$12,377
12/16	$12,294	$11,921	$12,723
1/17	$12,191	$12,145	$12,774
2/17	$12,509	$12,597	$13,020
3/17	$12,612	$12,606	$13,037
4/17	$12,638	$12,739	$13,180
5/17	$12,530	$12,870	$12,912
6/17	$12,818	$12,986	$13,358
7/17	$12,833	$13,231	$13,457
8/17	$12,669	$13,256	$13,286
9/17	$13,214	$13,579	$14,115
10/17	$13,378	$13,876	$14,236
11/17	$13,887	$14,297	$14,646
12/17	$13,916	$14,440	$14,587
1/18	$14,387	$15,201	$14,968
2/18	$13,875	$14,641	$14,389
3/18	$13,993	$14,347	$14,575
4/18	$13,951	$14,402	$14,701
5/18	$14,752	$14,808	$15,593
6/18	$14,876	$14,905	$15,705
7/18	$15,123	$15,400	$15,978
8/18	$15,723	$15,940	$16,667
9/18	$15,664	$15,967	$16,266
10/18	$14,110	$14,791	$14,500
11/18	$14,463	$15,087	$14,730
12/18	$12,963	$13,683	$12,980
1/19	$14,268	$14,858	$14,441
2/19	$15,052	$15,380	$15,191
3/19	$14,865	$15,605	$14,873
4/19	$15,549	$16,228	$15,379
5/19	$14,828	$15,178	$14,183
6/19	$15,866	$16,244	$15,185
7/19	$16,158	$16,485	$15,272
8/19	$15,692	$16,149	$14,518
9/19	$15,760	$16,433	$14,820
10/19	$15,717	$16,786	$15,211
11/19	$16,183	$17,424	$15,837
12/19	$16,335	$17,928	$16,294
1/20	$16,152	$17,908	$15,771
2/20	$14,887	$16,442	$14,443
3/20	$12,432	$14,181	$11,305
4/20	$13,710	$16,059	$12,858
5/20	$14,421	$16,918	$13,695
6/20	$14,509	$17,304	$14,179
7/20	$15,170	$18,287	$14,571
8/20	$15,787	$19,612	$15,392
9/20	$15,069	$18,898	$14,878
10/20	$15,504	$18,490	$15,190
11/20	$17,298	$20,739	$17,990
12/20	$18,726	$21,672	$19,546
1/21	$18,764	$21,576	$20,529
2/21	$19,916	$22,250	$21,809
3/21	$20,546	$23,048	$22,028
4/21	$21,162	$24,236	$22,491
5/21	$21,244	$24,346	$22,537
6/21	$21,181	$24,947	$22,974
7/21	$21,213	$25,369	$22,144
8/21	$21,515	$26,092	$22,639
9/21	$20,860	$24,921	$21,972
10/21	$21,886	$26,607	$22,907
11/21	$21,005	$26,202	$21,952
12/21	$22,410	$27,234	$22,442
1/22	$20,726	$25,631	$20,282
2/22	$21,389	$24,986	$20,498
3/22	$21,172	$25,796	$20,753
4/22	$19,773	$23,481	$18,697
5/22	$19,286	$23,450	$18,725
6/22	$18,177	$21,488	$17,185
7/22	$19,806	$23,504	$18,979
8/22	$18,670	$22,627	$18,591
9/22	$17,142	$20,528	$16,809
10/22	$19,036	$22,212	$18,659
11/22	$19,739	$23,371	$19,095
12/22	$18,800	$22,003	$17,856
1/23	$20,570	$23,518	$19,596
2/23	$20,570	$22,968	$19,265
3/23	$20,007	$23,583	$18,345
4/23	$19,904	$23,834	$18,015
5/23	$19,122	$23,927	$17,849
6/23	$20,398	$25,560	$19,300
7/23	$20,926	$26,477	$20,480
8/23	$20,192	$25,966	$19,455
9/23	$18,793	$24,729	$18,310
10/23	$17,689	$24,073	$17,061
11/23	$19,177	$26,318	$18,606
12/23	$20,952	$27,714	$20,879
1/24	$20,471	$28,021	$20,067
2/24	$21,528	$29,538	$21,201
3/24	$22,449	$30,491	$21,960
4/24	$20,979	$29,149	$20,415
5/24	$21,645	$30,526	$21,439
6/24	$21,343	$31,471	$21,241
7/24	$22,806	$32,056	$23,399
8/24	$23,149	$32,754	$23,049
9/24	$23,386	$33,432	$23,210

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class A	24.42%	8.20%	9.45%
Class A with 5.25% Maximum Sales Charge	17.88%	7.04%	8.86%
Russell 3000®IndexFootnote Reference1	35.19%	15.25%	12.82%
Russell 2000® Index	26.76%	9.38%	8.78%

AssetsNet	$ 2,837,551,291
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 19,828,805
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,837,551,291
# of Portfolio Holdings	68
Portfolio Turnover Rate	32%
Total Advisory Fees Paid	$19,828,805

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Communication Services	0.5%
Short-Term Investments	1.6%
Utilities	1.9%
Consumer Staples	4.6%
Materials	6.1%
Real Estate	8.6%
Information Technology	9.3%
Health Care	10.6%
Consumer Discretionary	11.4%
Financials	21.5%
Industrials	23.9%

Top Ten Holdings (% of total investments)Footnote Referencea

AptarGroup, Inc.	3.4%
Essential Properties Realty Trust, Inc.	3.1%
Chemed Corp.	3.0%
Dorman Products, Inc.	2.8%
Commerce Bancshares, Inc.	2.7%
CSW Industrials, Inc.	2.5%
Community Financial System, Inc.	2.4%
CBIZ, Inc.	2.4%
SouthState Corp.	2.3%
Wyndham Hotels & Resorts, Inc.	2.3%
Total	26.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000023746
Shareholder Report [Line Items]
Fund Name	Calvert Small-Cap Fund
Class Name	Class C
Trading Symbol	CSCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Small-Cap Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$217	1.94%

Expenses Paid, Amount	$ 217
Expense Ratio, Percent	1.94%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 2000® Index (the Index):

↓ Not owning Super Micro Computer, Inc., a server and data center equipment provider, hampered returns as sales rose sharply on growth in artificial intelligence

↓ A position in U.S. Physical Therapy, Inc., a clinic operator, hampered relative returns as bad weather stifled business during the first half of the period

↓ Envista Holdings Corp., a dental equipment provider, detracted from Index-relative returns on weak demand. The Fund sold the stock by period-end

↓ Selective Insurance Group, Inc., a provider of property and casualty insurance, hampered relative returns after it reported significant second-quarter losses

↑ Core & Main, Inc., a wastewater, storm drainage and fire protection equipment distributor, contributed to returns on better-than-expected sales and earnings

↑ CSW Industrials, Inc., a building products provider, helped returns as its product mix, efficiencies and business execution yielded record revenues and earnings

↑ Essential Properties Realty Trust, owner and manager of single-tenant, long-term lease properties, aided returns on strong demand with 99% occupancy rates

↑ AAON, Inc., a heating, air-conditioning and ventilation equipment manufacturer, contributed to Index-relative returns on strong revenue and earnings growth

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class C	Russell 3000® Index	Russell 2000® Index
9/14	$10,000	$10,000	$10,000
10/14	$10,639	$10,275	$10,659
11/14	$10,772	$10,524	$10,669
12/14	$10,917	$10,524	$10,973
1/15	$10,544	$10,231	$10,620
2/15	$11,279	$10,824	$11,250
3/15	$11,397	$10,713	$11,446
4/15	$11,387	$10,762	$11,154
5/15	$11,322	$10,911	$11,409
6/15	$11,554	$10,728	$11,494
7/15	$11,505	$10,908	$11,361
8/15	$10,992	$10,249	$10,647
9/15	$10,738	$9,951	$10,125
10/15	$11,273	$10,736	$10,695
11/15	$11,279	$10,796	$11,043
12/15	$10,717	$10,574	$10,488
1/16	$10,086	$9,978	$9,566
2/16	$10,104	$9,975	$9,566
3/16	$10,824	$10,677	$10,329
4/16	$10,842	$10,743	$10,491
5/16	$10,996	$10,935	$10,728
6/16	$11,044	$10,958	$10,721
7/16	$11,466	$11,393	$11,361
8/16	$11,413	$11,422	$11,562
9/16	$11,478	$11,440	$11,691
10/16	$11,062	$11,192	$11,135
11/16	$12,311	$11,693	$12,377
12/16	$12,763	$11,921	$12,723
1/17	$12,648	$12,145	$12,774
2/17	$12,968	$12,597	$13,020
3/17	$13,065	$12,606	$13,037
4/17	$13,083	$12,739	$13,180
5/17	$12,968	$12,870	$12,912
6/17	$13,258	$12,986	$13,358
7/17	$13,264	$13,231	$13,457
8/17	$13,083	$13,256	$13,286
9/17	$13,638	$13,579	$14,115
10/17	$13,795	$13,876	$14,236
11/17	$14,316	$14,297	$14,646
12/17	$14,337	$14,440	$14,587
1/18	$14,813	$15,201	$14,968
2/18	$14,274	$14,641	$14,389
3/18	$14,386	$14,347	$14,575
4/18	$14,337	$14,402	$14,701
5/18	$15,150	$14,808	$15,593
6/18	$15,269	$14,905	$15,705
7/18	$15,514	$15,400	$15,978
8/18	$16,117	$15,940	$16,667
9/18	$16,046	$15,967	$16,266
10/18	$14,442	$14,791	$14,500
11/18	$14,799	$15,087	$14,730
12/18	$13,256	$13,683	$12,980
1/19	$14,575	$14,858	$14,441
2/19	$15,368	$15,380	$15,191
3/19	$15,168	$15,605	$14,873
4/19	$15,857	$16,228	$15,379
5/19	$15,116	$15,178	$14,183
6/19	$16,161	$16,244	$15,185
7/19	$16,450	$16,485	$15,272
8/19	$15,961	$16,149	$14,518
9/19	$16,027	$16,433	$14,820
10/19	$15,968	$16,786	$15,211
11/19	$16,427	$17,424	$15,837
12/19	$16,576	$17,928	$16,294
1/20	$16,381	$17,908	$15,771
2/20	$15,083	$16,442	$14,443
3/20	$12,592	$14,181	$11,305
4/20	$13,882	$16,059	$12,858
5/20	$14,588	$16,918	$13,695
6/20	$14,670	$17,304	$14,179
7/20	$15,331	$18,287	$14,571
8/20	$15,938	$19,612	$15,392
9/20	$15,210	$18,898	$14,878
10/20	$15,638	$18,490	$15,190
11/20	$17,432	$20,739	$17,990
12/20	$18,865	$21,672	$19,546
1/21	$18,887	$21,576	$20,529
2/21	$20,036	$22,250	$21,809
3/21	$20,658	$23,048	$22,028
4/21	$21,266	$24,236	$22,491
5/21	$21,334	$24,346	$22,537
6/21	$21,259	$24,947	$22,974
7/21	$21,274	$25,369	$22,144
8/21	$21,566	$26,092	$22,639
9/21	$20,891	$24,921	$21,972
10/21	$21,912	$26,607	$22,907
11/21	$21,019	$26,202	$21,952
12/21	$22,406	$27,234	$22,442
1/22	$20,707	$25,631	$20,282
2/22	$21,358	$24,986	$20,498
3/22	$21,130	$25,796	$20,753
4/22	$19,716	$23,481	$18,697
5/22	$19,220	$23,450	$18,725
6/22	$18,099	$21,488	$17,185
7/22	$19,716	$23,504	$18,979
8/22	$18,570	$22,627	$18,591
9/22	$17,042	$20,528	$16,809
10/22	$18,911	$22,212	$18,659
11/22	$19,602	$23,371	$19,095
12/22	$18,653	$22,003	$17,856
1/23	$20,397	$23,518	$19,596
2/23	$20,389	$22,968	$19,265
3/23	$19,818	$23,583	$18,345
4/23	$19,703	$23,834	$18,015
5/23	$18,917	$23,927	$17,849
6/23	$20,166	$25,560	$19,300
7/23	$20,678	$26,477	$20,480
8/23	$19,934	$25,966	$19,455
9/23	$18,537	$24,729	$18,310
10/23	$17,437	$24,073	$17,061
11/23	$18,901	$26,318	$18,606
12/23	$20,629	$27,714	$20,879
1/24	$20,149	$28,021	$20,067
2/24	$21,183	$29,538	$21,201
3/24	$22,067	$30,491	$21,960
4/24	$20,612	$29,149	$20,415
5/24	$21,257	$30,526	$21,439
6/24	$20,943	$31,471	$21,241
7/24	$22,357	$32,056	$23,399
8/24	$22,687	$32,754	$23,049
9/24	$23,246	$33,432	$23,210

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class C	23.55%	7.39%	8.79%
Class C with 1% Maximum Deferred Sales Charge	22.55%	7.39%	8.79%
Russell 3000®IndexFootnote Reference1	35.19%	15.25%	12.82%
Russell 2000® Index	26.76%	9.38%	8.78%

AssetsNet	$ 2,837,551,291
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 19,828,805
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,837,551,291
# of Portfolio Holdings	68
Portfolio Turnover Rate	32%
Total Advisory Fees Paid	$19,828,805

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Communication Services	0.5%
Short-Term Investments	1.6%
Utilities	1.9%
Consumer Staples	4.6%
Materials	6.1%
Real Estate	8.6%
Information Technology	9.3%
Health Care	10.6%
Consumer Discretionary	11.4%
Financials	21.5%
Industrials	23.9%

Top Ten Holdings (% of total investments)Footnote Referencea

AptarGroup, Inc.	3.4%
Essential Properties Realty Trust, Inc.	3.1%
Chemed Corp.	3.0%
Dorman Products, Inc.	2.8%
Commerce Bancshares, Inc.	2.7%
CSW Industrials, Inc.	2.5%
Community Financial System, Inc.	2.4%
CBIZ, Inc.	2.4%
SouthState Corp.	2.3%
Wyndham Hotels & Resorts, Inc.	2.3%
Total	26.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000023747
Shareholder Report [Line Items]
Fund Name	Calvert Small-Cap Fund
Class Name	Class I
Trading Symbol	CSVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Small-Cap Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$106	0.94%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 2000® Index (the Index):

↓ Not owning Super Micro Computer, Inc., a server and data center equipment provider, hampered returns as sales rose sharply on growth in artificial intelligence

↓ A position in U.S. Physical Therapy, Inc., a clinic operator, hampered relative returns as bad weather stifled business during the first half of the period

↓ Envista Holdings Corp., a dental equipment provider, detracted from Index-relative returns on weak demand. The Fund sold the stock by period-end

↓ Selective Insurance Group, Inc., a provider of property and casualty insurance, hampered relative returns after it reported significant second-quarter losses

↑ Core & Main, Inc., a wastewater, storm drainage and fire protection equipment distributor, contributed to returns on better-than-expected sales and earnings

↑ CSW Industrials, Inc., a building products provider, helped returns as its product mix, efficiencies and business execution yielded record revenues and earnings

↑ Essential Properties Realty Trust, owner and manager of single-tenant, long-term lease properties, aided returns on strong demand with 99% occupancy rates

↑ AAON, Inc., a heating, air-conditioning and ventilation equipment manufacturer, contributed to Index-relative returns on strong revenue and earnings growth

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	Russell 3000® Index	Russell 2000® Index
9/14	$1,000,000	$1,000,000	$1,000,000
10/14	$1,065,037	$1,027,513	$1,065,919
11/14	$1,079,122	$1,052,414	$1,066,875
12/14	$1,095,144	$1,052,402	$1,097,281
1/15	$1,058,810	$1,023,112	$1,061,985
2/15	$1,133,808	$1,082,351	$1,125,032
3/15	$1,146,851	$1,071,348	$1,144,631
4/15	$1,146,851	$1,076,194	$1,115,440
5/15	$1,141,726	$1,091,079	$1,140,905
6/15	$1,165,949	$1,072,825	$1,149,449
7/15	$1,162,223	$1,090,768	$1,136,090
8/15	$1,111,448	$1,024,919	$1,064,697
9/15	$1,087,225	$995,053	$1,012,460
10/15	$1,142,658	$1,073,648	$1,069,502
11/15	$1,144,056	$1,079,600	$1,104,292
12/15	$1,088,102	$1,057,440	$1,048,846
1/16	$1,025,200	$997,774	$956,616
2/16	$1,027,737	$997,453	$956,573
3/16	$1,102,306	$1,067,679	$1,032,919
4/16	$1,105,349	$1,074,296	$1,049,130
5/16	$1,122,597	$1,093,516	$1,072,762
6/16	$1,128,177	$1,095,764	$1,072,085
7/16	$1,172,817	$1,139,252	$1,136,096
8/16	$1,167,744	$1,142,158	$1,156,187
9/16	$1,175,861	$1,143,953	$1,169,065
10/16	$1,134,771	$1,119,203	$1,113,487
11/16	$1,263,619	$1,169,290	$1,237,655
12/16	$1,311,597	$1,192,107	$1,272,333
1/17	$1,301,314	$1,214,544	$1,277,352
2/17	$1,335,248	$1,259,715	$1,302,003
3/17	$1,347,073	$1,260,572	$1,303,707
4/17	$1,350,158	$1,273,934	$1,318,004
5/17	$1,339,361	$1,286,971	$1,291,191
6/17	$1,370,724	$1,298,586	$1,335,825
7/17	$1,372,781	$1,323,070	$1,345,750
8/17	$1,355,814	$1,325,620	$1,328,629
9/17	$1,414,427	$1,357,949	$1,411,547
10/17	$1,432,422	$1,387,582	$1,423,580
11/17	$1,487,110	$1,429,716	$1,464,606
12/17	$1,491,208	$1,444,006	$1,458,695
1/18	$1,541,559	$1,520,120	$1,496,817
2/18	$1,487,110	$1,464,089	$1,438,858
3/18	$1,499,990	$1,434,699	$1,457,468
4/18	$1,495,892	$1,440,152	$1,470,068
5/18	$1,582,542	$1,480,808	$1,559,302
6/18	$1,596,594	$1,490,492	$1,570,475
7/18	$1,623,526	$1,539,955	$1,597,846
8/18	$1,687,928	$1,594,035	$1,666,729
9/18	$1,682,073	$1,596,674	$1,626,641
10/18	$1,515,798	$1,479,106	$1,449,961
11/18	$1,553,854	$1,508,731	$1,473,008
12/18	$1,393,690	$1,368,314	$1,298,035
1/19	$1,534,480	$1,485,762	$1,444,062
2/19	$1,619,077	$1,538,015	$1,519,136
3/19	$1,599,317	$1,560,473	$1,487,341
4/19	$1,672,799	$1,622,785	$1,537,867
5/19	$1,596,229	$1,517,772	$1,418,263
6/19	$1,707,379	$1,624,375	$1,518,502
7/19	$1,739,488	$1,648,522	$1,527,245
8/19	$1,690,089	$1,614,916	$1,451,838
9/19	$1,697,499	$1,643,259	$1,482,046
10/19	$1,693,176	$1,678,633	$1,521,078
11/19	$1,743,811	$1,742,441	$1,583,692
12/19	$1,760,248	$1,792,752	$1,629,357
1/20	$1,740,843	$1,790,794	$1,577,101
2/20	$1,605,006	$1,644,176	$1,444,338
3/20	$1,340,843	$1,418,072	$1,130,534
4/20	$1,479,184	$1,605,882	$1,285,818
5/20	$1,556,180	$1,691,762	$1,369,492
6/20	$1,565,569	$1,730,439	$1,417,900
7/20	$1,637,557	$1,828,699	$1,457,145
8/20	$1,703,910	$1,961,178	$1,539,245
9/20	$1,627,541	$1,889,770	$1,487,830
10/20	$1,674,489	$1,848,982	$1,518,990
11/20	$1,868,542	$2,073,917	$1,798,978
12/20	$2,023,418	$2,167,218	$1,954,590
1/21	$2,027,805	$2,157,579	$2,052,950
2/21	$2,153,172	$2,225,019	$2,180,900
3/21	$2,221,497	$2,304,770	$2,202,805
4/21	$2,288,568	$2,423,579	$2,249,061
5/21	$2,297,971	$2,434,642	$2,253,698
6/21	$2,291,702	$2,494,678	$2,297,362
7/21	$2,295,463	$2,536,865	$2,214,407
8/21	$2,328,685	$2,609,210	$2,263,940
9/21	$2,257,853	$2,492,141	$2,197,188
10/21	$2,370,056	$2,660,670	$2,290,655
11/21	$2,275,405	$2,620,172	$2,195,204
12/21	$2,427,141	$2,723,350	$2,244,241
1/22	$2,245,340	$2,563,119	$2,028,180
2/22	$2,317,792	$2,498,556	$2,049,831
3/22	$2,294,983	$2,579,600	$2,075,343
4/22	$2,143,370	$2,348,100	$1,869,657
5/22	$2,091,715	$2,344,952	$1,872,483
6/22	$1,970,962	$2,148,777	$1,718,484
7/22	$2,148,737	$2,350,370	$1,897,898
8/22	$2,025,301	$2,262,656	$1,859,062
9/22	$1,860,271	$2,052,842	$1,680,898
10/22	$2,066,223	$2,221,188	$1,865,946
11/22	$2,143,370	$2,337,125	$1,909,531
12/22	$2,041,060	$2,200,278	$1,785,598
1/23	$2,234,409	$2,351,818	$1,959,633
2/23	$2,235,090	$2,296,849	$1,926,533
3/23	$2,173,817	$2,358,265	$1,834,484
4/23	$2,163,605	$2,383,391	$1,801,503
5/23	$2,079,185	$2,392,664	$1,784,861
6/23	$2,218,069	$2,556,048	$1,929,974
7/23	$2,275,938	$2,647,674	$2,047,998
8/23	$2,196,284	$2,596,564	$1,945,541
9/23	$2,044,464	$2,472,879	$1,831,002
10/23	$1,924,642	$2,407,326	$1,706,130
11/23	$2,087,354	$2,631,805	$1,860,551
12/23	$2,280,519	$2,771,401	$2,087,880
1/24	$2,229,294	$2,802,116	$2,006,675
2/24	$2,344,720	$2,953,796	$2,120,136
3/24	$2,445,120	$3,049,077	$2,196,034
4/24	$2,285,983	$2,914,913	$2,041,472
5/24	$2,359,063	$3,052,634	$2,143,887
6/24	$2,326,962	$3,147,135	$2,124,055
7/24	$2,486,100	$3,205,637	$2,339,857
8/24	$2,524,348	$3,275,420	$2,304,905
9/24	$2,550,301	$3,343,175	$2,321,014

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	24.74%	8.47%	9.81%
Russell 3000®IndexFootnote Reference1	35.19%	15.25%	12.82%
Russell 2000® Index	26.76%	9.38%	8.78%

AssetsNet	$ 2,837,551,291
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 19,828,805
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,837,551,291
# of Portfolio Holdings	68
Portfolio Turnover Rate	32%
Total Advisory Fees Paid	$19,828,805

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Communication Services	0.5%
Short-Term Investments	1.6%
Utilities	1.9%
Consumer Staples	4.6%
Materials	6.1%
Real Estate	8.6%
Information Technology	9.3%
Health Care	10.6%
Consumer Discretionary	11.4%
Financials	21.5%
Industrials	23.9%

Top Ten Holdings (% of total investments)Footnote Referencea

AptarGroup, Inc.	3.4%
Essential Properties Realty Trust, Inc.	3.1%
Chemed Corp.	3.0%
Dorman Products, Inc.	2.8%
Commerce Bancshares, Inc.	2.7%
CSW Industrials, Inc.	2.5%
Community Financial System, Inc.	2.4%
CBIZ, Inc.	2.4%
SouthState Corp.	2.3%
Wyndham Hotels & Resorts, Inc.	2.3%
Total	26.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000211123
Shareholder Report [Line Items]
Fund Name	Calvert Small-Cap Fund
Class Name	Class R6
Trading Symbol	CALRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Small-Cap Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$97	0.86%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 2000® Index (the Index):

↓ Not owning Super Micro Computer, Inc., a server and data center equipment provider, hampered returns as sales rose sharply on growth in artificial intelligence

↓ A position in U.S. Physical Therapy, Inc., a clinic operator, hampered relative returns as bad weather stifled business during the first half of the period

↓ Envista Holdings Corp., a dental equipment provider, detracted from Index-relative returns on weak demand. The Fund sold the stock by period-end

↓ Selective Insurance Group, Inc., a provider of property and casualty insurance, hampered relative returns after it reported significant second-quarter losses

↑ Core & Main, Inc., a wastewater, storm drainage and fire protection equipment distributor, contributed to returns on better-than-expected sales and earnings

↑ CSW Industrials, Inc., a building products provider, helped returns as its product mix, efficiencies and business execution yielded record revenues and earnings

↑ Essential Properties Realty Trust, owner and manager of single-tenant, long-term lease properties, aided returns on strong demand with 99% occupancy rates

↑ AAON, Inc., a heating, air-conditioning and ventilation equipment manufacturer, contributed to Index-relative returns on strong revenue and earnings growth

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class R6	Russell 3000® Index	Russell 2000® Index
9/14	$5,000,000	$5,000,000	$5,000,000
10/14	$5,325,186	$5,137,566	$5,329,596
11/14	$5,395,609	$5,262,069	$5,334,373
12/14	$5,475,722	$5,262,010	$5,486,403
1/15	$5,294,052	$5,115,560	$5,309,927
2/15	$5,669,038	$5,411,756	$5,625,158
3/15	$5,734,253	$5,356,740	$5,723,155
4/15	$5,734,253	$5,380,970	$5,577,199
5/15	$5,708,632	$5,455,396	$5,704,527
6/15	$5,829,746	$5,364,125	$5,747,245
7/15	$5,811,113	$5,453,842	$5,680,451
8/15	$5,557,241	$5,124,596	$5,323,487
9/15	$5,436,127	$4,975,266	$5,062,300
10/15	$5,713,291	$5,368,239	$5,347,511
11/15	$5,720,278	$5,397,998	$5,521,460
12/15	$5,440,511	$5,287,202	$5,244,228
1/16	$5,126,001	$4,988,870	$4,783,079
2/16	$5,138,683	$4,987,263	$4,782,865
3/16	$5,511,529	$5,338,397	$5,164,594
4/16	$5,526,747	$5,371,482	$5,245,650
5/16	$5,612,984	$5,467,580	$5,363,808
6/16	$5,640,884	$5,478,822	$5,360,426
7/16	$5,864,085	$5,696,260	$5,680,480
8/16	$5,838,721	$5,710,790	$5,780,934
9/16	$5,879,303	$5,719,767	$5,845,324
10/16	$5,673,857	$5,596,017	$5,567,437
11/16	$6,318,095	$5,846,451	$6,188,274
12/16	$6,557,985	$5,960,533	$6,361,667
1/17	$6,506,570	$6,072,722	$6,386,760
2/17	$6,676,240	$6,298,576	$6,510,017
3/17	$6,735,367	$6,302,861	$6,518,536
4/17	$6,750,792	$6,369,670	$6,590,021
5/17	$6,696,806	$6,434,857	$6,455,954
6/17	$6,853,622	$6,492,928	$6,679,125
7/17	$6,863,905	$6,615,352	$6,728,748
8/17	$6,779,070	$6,628,098	$6,643,145
9/17	$7,072,136	$6,789,743	$7,057,736
10/17	$7,162,112	$6,937,910	$7,117,899
11/17	$7,435,549	$7,148,580	$7,323,032
12/17	$7,456,040	$7,220,030	$7,293,476
1/18	$7,707,795	$7,600,601	$7,484,085
2/18	$7,435,549	$7,320,446	$7,194,289
3/18	$7,499,951	$7,173,495	$7,287,338
4/18	$7,479,459	$7,200,759	$7,350,339
5/18	$7,912,712	$7,404,039	$7,796,509
6/18	$7,982,969	$7,452,460	$7,852,377
7/18	$8,117,628	$7,699,777	$7,989,232
8/18	$8,439,640	$7,970,176	$8,333,647
9/18	$8,410,367	$7,983,369	$8,133,204
10/18	$7,578,990	$7,395,532	$7,249,804
11/18	$7,769,270	$7,543,654	$7,365,039
12/18	$6,968,451	$6,841,571	$6,490,176
1/19	$7,672,398	$7,428,810	$7,220,311
2/19	$8,095,383	$7,690,075	$7,595,679
3/19	$7,996,583	$7,802,364	$7,436,707
4/19	$8,363,994	$8,113,927	$7,689,336
5/19	$7,981,146	$7,588,860	$7,091,316
6/19	$8,539,981	$8,121,876	$7,592,511
7/19	$8,700,530	$8,242,608	$7,636,223
8/19	$8,450,444	$8,074,580	$7,259,191
9/19	$8,490,581	$8,216,296	$7,410,229
10/19	$8,468,968	$8,393,167	$7,605,388
11/19	$8,722,142	$8,712,206	$7,918,462
12/19	$8,805,859	$8,963,761	$8,146,787
1/20	$8,708,782	$8,953,970	$7,885,507
2/20	$8,029,240	$8,220,879	$7,221,688
3/20	$6,707,735	$7,090,362	$5,652,669
4/20	$7,399,802	$8,029,411	$6,429,088
5/20	$7,784,981	$8,458,811	$6,847,459
6/20	$7,835,085	$8,652,195	$7,089,499
7/20	$8,192,079	$9,143,496	$7,285,725
8/20	$8,527,153	$9,805,891	$7,696,227
9/20	$8,145,106	$9,448,848	$7,439,148
10/20	$8,379,971	$9,244,912	$7,594,952
11/20	$9,350,745	$10,369,585	$8,994,890
12/20	$10,128,284	$10,836,092	$9,772,952
1/21	$10,150,241	$10,787,894	$10,264,749
2/21	$10,777,573	$11,125,094	$10,904,501
3/21	$11,119,469	$11,523,849	$11,014,023
4/21	$11,455,092	$12,117,894	$11,245,305
5/21	$11,505,279	$12,173,212	$11,268,489
6/21	$11,473,912	$12,473,390	$11,486,810
7/21	$11,492,732	$12,684,323	$11,072,036
8/21	$11,662,112	$13,046,052	$11,319,699
9/21	$11,307,669	$12,460,703	$10,985,940
10/21	$11,869,132	$13,303,352	$11,453,275
11/21	$11,395,496	$13,100,858	$10,976,020
12/21	$12,157,773	$13,616,752	$11,221,206
1/22	$11,247,367	$12,815,595	$10,140,899
2/22	$11,610,186	$12,492,779	$10,249,153
3/22	$11,495,965	$12,897,998	$10,376,715
4/22	$10,740,094	$11,740,502	$9,348,286
5/22	$10,481,418	$11,724,761	$9,362,413
6/22	$9,876,720	$10,743,883	$8,592,420
7/22	$10,766,969	$11,751,852	$9,489,492
8/22	$10,152,194	$11,313,282	$9,295,311
9/22	$9,322,415	$10,264,211	$8,404,490
10/22	$10,357,119	$11,105,938	$9,329,732
11/22	$10,743,453	$11,685,626	$9,547,654
12/22	$10,233,792	$11,001,392	$8,927,989
1/23	$11,203,238	$11,759,088	$9,798,165
2/23	$11,206,651	$11,484,246	$9,632,665
3/23	$10,902,846	$11,791,325	$9,172,418
4/23	$10,848,230	$11,916,954	$9,007,513
5/23	$10,424,951	$11,963,320	$8,924,307
6/23	$11,121,313	$12,780,241	$9,649,868
7/23	$11,414,877	$13,238,371	$10,239,992
8/23	$11,015,493	$12,982,821	$9,727,703
9/23	$10,254,274	$12,364,394	$9,155,012
10/23	$9,656,904	$12,036,630	$8,530,650
11/23	$10,472,740	$13,159,025	$9,302,756
12/23	$11,442,764	$13,857,005	$10,439,400
1/24	$11,185,739	$14,010,578	$10,033,375
2/24	$11,768,330	$14,768,978	$10,600,679
3/24	$12,272,099	$15,245,387	$10,980,172
4/24	$11,473,607	$14,574,564	$10,207,359
5/24	$11,840,297	$15,263,169	$10,719,434
6/24	$11,679,228	$15,735,677	$10,620,275
7/24	$12,477,719	$16,028,187	$11,699,286
8/24	$12,673,059	$16,377,100	$11,524,524
9/24	$12,806,712	$16,715,874	$11,605,069

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class R6	24.89%	8.56%	9.85%
Russell 3000®IndexFootnote Reference2	35.19%	15.25%	12.82%
Russell 2000® Index	26.76%	9.38%	8.78%

AssetsNet	$ 2,837,551,291
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 19,828,805
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,837,551,291
# of Portfolio Holdings	68
Portfolio Turnover Rate	32%
Total Advisory Fees Paid	$19,828,805

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Communication Services	0.5%
Short-Term Investments	1.6%
Utilities	1.9%
Consumer Staples	4.6%
Materials	6.1%
Real Estate	8.6%
Information Technology	9.3%
Health Care	10.6%
Consumer Discretionary	11.4%
Financials	21.5%
Industrials	23.9%

Top Ten Holdings (% of total investments)Footnote Referencea

AptarGroup, Inc.	3.4%
Essential Properties Realty Trust, Inc.	3.1%
Chemed Corp.	3.0%
Dorman Products, Inc.	2.8%
Commerce Bancshares, Inc.	2.7%
CSW Industrials, Inc.	2.5%
Community Financial System, Inc.	2.4%
CBIZ, Inc.	2.4%
SouthState Corp.	2.3%
Wyndham Hotels & Resorts, Inc.	2.3%
Total	26.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745